UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8416
                                    --------------------------------------------

                        Touchstone Variable Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

303 Broadway, Suite 1100  Cincinnati, OH 45202-4203
--------------------------------------------------------------------------------
(Address of principal executive offices)                (Zip code)

Registrant's telephone number, including area code: (513) 362-8000
                                                    ----------------------------
Date of fiscal year end:  12/31
                          ------------------------------------------------------
Date of reporting period: 09/30/06
                          ------------------------------------------------------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

                                                  ------------------------------
                                                  TOUCHSTONE AGGRESSIVE ETF FUND
                                                  ------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2006 (Unaudited)

   Shares                                                             Value

EXCHANGE TRADED FUNDS -- 98.3%
      35,250    iShares Lehman Aggregate Bond Fund               $    3,528,878
      30,280    iShares MSCI EAFE Index Fund                          2,050,562
       7,900    iShares S&P 500 Index Fund                            1,056,230
      54,290    iShares S&P 500/BARRA
                Growth Index Fund                                     3,352,950
      75,830    iShares S&P 500/BARRA
                Value Index Fund                                      5,443,078
       8,560    iShares S&P MidCap 400/BARRA
                Growth Index Fund                                       644,739
       8,820    iShares S&P MidCap 400/BARRA
                Value Index Fund                                        651,886
       1,320    iShares S&P SmallCap 600/BARRA
                Growth Index Fund                                       157,740
       7,010    iShares S&P SmallCap 600/BARRA
                Value Index Fund                                        489,508
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                      $   17,375,571
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 1.9%
     340,243    Touchstone Institutional
                  Money Market Fund ^                            $      340,243
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.2%
(COST $16,801,177)                                               $   17,715,814
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%)                         (39,728)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   17,676,086
--------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

See Notes to Schedules of Investments.

------------------------
TOUCHSTONE BALANCED FUND
------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2006 (Unaudited)

   Shares                                                             Value

COMMON STOCKS -- 66.5%
  ADVERTISING -- 3.9%
       4,900    Lamar Advertising Co.*                           $      261,709
       5,350    Omnicom Group, Inc.                                     500,760
       6,050    WPP Group plc - ADR                                     373,467
--------------------------------------------------------------------------------
                                                                      1,135,936
--------------------------------------------------------------------------------
  AEROSPACE & DEFENSE -- 3.9%
       6,100    DRS Technologies, Inc.                                  266,387
       4,900    Goodrich Corp.                                          198,548
       8,400    L-3 Communications Holdings, Inc.                       657,972
--------------------------------------------------------------------------------
                                                                      1,122,907
--------------------------------------------------------------------------------
  BANKING -- 3.3%
       1,800    M&T Bank Corp. +                                        215,928
       3,100    Prosperity Bancshares, Inc.                             105,524
       8,100    Zions Bancorp                                           646,461
--------------------------------------------------------------------------------
                                                                        967,913
--------------------------------------------------------------------------------
  BUSINESS SERVICES -- 0.7%
       5,900    ChoicePoint, Inc.*                                      211,220
--------------------------------------------------------------------------------
  DIVERSIFIED MANUFACTURING -- 0.9%
       7,800    General Electric, Inc.                                  275,340
--------------------------------------------------------------------------------
  ELECTRONICS -- 0.9%
       4,400    Amphenol Corp. - Class A                                272,492
--------------------------------------------------------------------------------
  FINANCIAL SERVICES -- 10.1%
       7,000    CIT Group, Inc.                                         340,410
      16,200    Citigroup, Inc.                                         804,654
      18,400    JPMorgan Chase & Co.                                    864,063
       3,200    MBIA, Inc.                                              196,608
       6,350    Merrill Lynch & Co., Inc.                               496,697
       7,500    TCF Financial Corp.                                     197,175
--------------------------------------------------------------------------------
                                                                      2,899,607
--------------------------------------------------------------------------------
  HEALTH & HOSPITALS -- 2.6%
       9,500    Laboratory Corp. of America Holdings*                   622,915
       2,800    Omnicare, Inc.+                                         120,652
--------------------------------------------------------------------------------
                                                                        743,567
--------------------------------------------------------------------------------
  HOME BUILDING -- 1.6%
       8,800    Centex Corp.                                            463,056
--------------------------------------------------------------------------------
  INSURANCE -- 8.9%
      12,200    Conseco, Inc.*                                          256,078
       4,900    Everest Re Group Ltd.                                   477,896
       3,650    Hartford Financial Services Group, Inc. (The)           316,638
       7,800    MGIC Investment Corp.                                   467,766
       4,300    PartnerRe Ltd.                                          290,551
       8,600    Reinsurance Group of America, Inc.                      446,598
       6,800    Stancorp Financial Group                                303,484
--------------------------------------------------------------------------------
                                                                      2,559,011
--------------------------------------------------------------------------------
  MACHINERY/ENGINEERING -- 0.6%
       2,900    National-Oilwell, Inc.*                                 169,795
--------------------------------------------------------------------------------
  MANUFACTURING -- 3.0%
       4,200    Actuant Corp. - Class A                                 210,420
      11,000    Gentex Corp.                                            156,310
      12,900    Thermo Electron Corp.*                                  507,357
--------------------------------------------------------------------------------
                                                                        874,087
--------------------------------------------------------------------------------
  MEDICAL RESEARCH -- 2.6%
       6,000    Beckman Coulter, Inc.                                   345,360
       6,700    Invitrogen Corp.*                                       424,847
--------------------------------------------------------------------------------
                                                                        770,207
--------------------------------------------------------------------------------
  OIL & GAS -- 1.8%
       2,900    ConocoPhillips                                          172,637
       6,200    Range Resources Corp.                                   156,488
       4,900    XTO Energy, Inc.                                        206,437
--------------------------------------------------------------------------------
                                                                        535,562
--------------------------------------------------------------------------------
  PAPER PRODUCTS -- 1.0%
      26,700    Smurfit-Stone Container Corp.*                          299,040
--------------------------------------------------------------------------------
  PHARMACEUTICALS -- 0.8%
       8,700    Pfizer, Inc.                                            246,732
--------------------------------------------------------------------------------
  RETAIL -- 5.3%
      13,100    Claire's Stores, Inc.                                   381,996
       5,600    Federated Department Stores, Inc.                       241,976
      10,200    K-Swiss, Inc.                                           306,612
      22,100    TJX Companies, Inc. (The)                               619,462
--------------------------------------------------------------------------------
                                                                      1,550,046
--------------------------------------------------------------------------------
  SEMI-CONDUCTOR EQUIPMENT -- 1.0%
       6,700    KLA-Tencor Corporation                                  297,949
--------------------------------------------------------------------------------
  TECHNOLOGY -- 5.1%
       5,500    CDW Corp.                                               339,240
      14,900    Jabil Circuit, Inc.                                     425,693
      33,813    Taiwan Semiconductor
                Manufacturing Co. - ADR                                 324,605
      11,400    Zebra Technologies, Inc. - Class A* +                   407,436
--------------------------------------------------------------------------------
                                                                      1,496,974
--------------------------------------------------------------------------------
  TELECOMMUNICATIONS -- 3.0%
       3,000    ALLTEL Corp.                                            166,500
      19,700    Motorola, Inc.                                          492,500
      15,800    Windstream Corp.                                        208,402
--------------------------------------------------------------------------------
                                                                        867,402
--------------------------------------------------------------------------------
  TRUCK MANUFACTURER -- 0.7%
       4,100    Oshkosh Truck Corp.                                     206,927
--------------------------------------------------------------------------------
  UTILITIES -- 4.8%
       5,550    Dominion Resources                                      424,520
      25,900    Duke Energy Corp.                                       782,180
       4,400    SCANA Corp.                                             177,188
--------------------------------------------------------------------------------
                                                                      1,383,888
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                              $   19,349,658
--------------------------------------------------------------------------------
FOREIGN STOCKS -- 1.5%
  PHARMACEUTICALS -- 1.5%
       2,600    Roche Holding AG                                 $      449,552
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 3.0%
     869,093    Touchstone Institutional
                Money Market Fund ^ **                           $      869,093
--------------------------------------------------------------------------------

See Notes to Schedules of Investments.

                                                        ------------------------
                                                        TOUCHSTONE BALANCED FUND
                                                        ------------------------

--------------------------------------------------------------------------------
   Principal                               Interest  Maturity
    Amount                                   Rate      Date           Value

CORPORATE BONDS -- 12.7%
  BANKING -- 0.9%
$    250,000    BB&T Corp.                    7.25%   6/15/07    $      252,974
          94    Nykredit                      6.00%   10/1/26                17
--------------------------------------------------------------------------------
                                                                        252,991
--------------------------------------------------------------------------------
  BEVERAGES -- 0.5%
     160,000    Coca-Cola                     8.95%   11/1/06           160,000
--------------------------------------------------------------------------------
  FINANCIAL SERVICES -- 4.8%
     350,000    American Express              5.25%   9/12/11           350,905
     225,000    Credit Suisse
                USA, Inc.                     5.50%   8/16/11           227,017
     500,000    General Electric
                Capital Corp.                 6.75%   3/15/32           571,521
     250,000    Household
                Finance Corp.                 7.88%   3/1/07            252,474
--------------------------------------------------------------------------------
                                                                      1,401,917
--------------------------------------------------------------------------------
  HOTELS & LODGING -- 1.2%
     350,000    ITT Corp.                     7.38%   11/15/15          354,375
--------------------------------------------------------------------------------
  OIL & GAS -- 1.9%
     500,000    Pemex Project
                Funding
                Master Trust                  9.13%   10/13/10          559,750
--------------------------------------------------------------------------------
  RETAIL -- 1.5%
     200,000    Home Depot, Inc.              5.40%   3/1/16            198,680
     250,000    Wal-Mart Stores, Inc.         5.25%   9/1/35            233,802
--------------------------------------------------------------------------------
                                                                        432,482
--------------------------------------------------------------------------------
  TECHNOLOGY -- 0.9%
     250,000    IBM Corp.                     4.88%   10/1/06           250,000
--------------------------------------------------------------------------------
  TELECOMMUNICATIONS -- 1.0%
     250,000    Verizon Global                7.75%   6/15/32           286,473
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                            $    3,697,988
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 0.1%
  TRANSPORTATION -- 0.1%
      30,000    Oklahoma City Airport         9.40%   11/1/10    $       31,725
--------------------------------------------------------------------------------
SOVEREIGN GOVERNMENT OBLIGATIONS -- 0.8%
  GREAT BRITAIN -- 0.8%
     105,000    United Kingdom Treasury       8.00%   12/7/15    $      247,081
--------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 8.8%
     500,000    Federal Home
                Loan Mortgage
                Corporation                   6.25%   3/5/12            501,892
     354,773    Federal National
                Mortgage
                Association                   5.50%   11/1/33           350,508
      67,598    Federal National
                Mortgage
                Association                   6.00%   1/1/14             68,362
      59,373    Federal National
                Mortgage
                Association                   6.00%   3/1/31             59,868
      33,387    Federal National
                Mortgage
                Association                   6.00%   2/1/33             33,615
      32,969    Federal National
                Mortgage
                Association                   6.50%   12/1/12            33,651
     314,795    Government
                National Mortgage
                Association                   5.50%   7/15/33           313,007
     107,346    Government
                National Mortgage
                Association                   6.00%   12/15/32          108,832
     317,331    Government
                National Mortgage
                Association                   6.00%   11/15/33          321,222
     469,762    Government
                National Mortgage
                Association                   6.00%   12/15/33          476,064
     238,732    Government
                National Mortgage
                Association                   6.00%   12/15/33          241,935
      28,639    Government
                National Mortgage
                Association                   7.00%   1/15/32            29,568
      26,362    Government
                National Mortgage
                Association                   7.50%   9/1/30             27,440
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
& AGENCY OBLIGATIONS                                             $    2,565,964
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 7.9%
     600,000    U.S. Treasury Bond            5.50%   8/15/28           653,813
     200,000    U.S. Treasury Note            3.25%   8/15/07           197,094
     550,000    U.S. Treasury Note            3.25%   1/15/09           533,414
     625,000    U.S. Treasury Note            3.50%   11/15/06          623,926
     275,000    U.S. Treasury Note            4.00%   2/15/15           263,237
      25,000    U.S. Treasury Note            4.13%   8/15/10            24,589
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS                                  $    2,296,073
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 101.3%
(COST $27,489,226)                                               $   29,507,134
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.3%)                        (392,912)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   29,114,222
--------------------------------------------------------------------------------

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2006, was $465,332.

** As of September 30, 2006, $479,712 represents collateral for securities loaned.

ADR - American Depository Receipt.

See Notes to Schedules of Investments.

--------------------------------
TOUCHSTONE BARON SMALL CAP FUND
-------------------------------

   Shares                                                             Value

COMMON STOCKS -- 96.1%
  APPAREL -- 4.8%
      18,000    Carter's, Inc.*                                  $      475,020
       8,000    Polo Ralph Lauren Corp. - Class A                       517,520
       7,500    Under Armour, Inc. - Class A* +                         300,150
--------------------------------------------------------------------------------
                                                                      1,292,690
--------------------------------------------------------------------------------
  BUSINESS SERVICES -- 4.0%
      12,000    ChoicePoint Inc.*                                       429,600
      15,000    Copart, Inc.*                                           422,850
       7,400    Macquarie Infrastructure Co.                            230,732
--------------------------------------------------------------------------------
                                                                      1,083,182
--------------------------------------------------------------------------------
  CHEMICAL -- 2.0%
      15,000    Senomyx, Inc.*                                          230,550
      15,000    Symyx Technologies, Inc.*                               317,850
--------------------------------------------------------------------------------
                                                                        548,400
--------------------------------------------------------------------------------
  COMMUNICATIONS -- 1.4%
      16,000    SBA Communications Corp.*                               389,280
--------------------------------------------------------------------------------
  CONSUMER PRODUCTS -- 1.0%
       7,000    Church & Dwight Co., Inc.                               273,770
--------------------------------------------------------------------------------
  CONSUMER SERVICES -- 0.8%
       7,000    Chemed Corp.                                            225,820
--------------------------------------------------------------------------------
  DISTRIBUTION -- 0.8%
       5,850    Beacon Roofing Supply, Inc.* +                          118,404
       2,100    Watsco, Inc.                                             96,621
--------------------------------------------------------------------------------
                                                                        215,025
--------------------------------------------------------------------------------
  EDUCATION -- 4.6%
      30,000    DeVry, Inc.*                                            638,100
       4,000    Strayer Education, Inc.                                 432,840
      10,000    Universal Technical Institute, Inc.*                    178,900
--------------------------------------------------------------------------------
                                                                      1,249,840
--------------------------------------------------------------------------------
  ENERGY & ENERGY SERVICES -- 4.8%
       2,000    CARBO Ceramics, Inc.                                     72,060
      12,000    Encore Acquisition Company*                             292,080
       9,500    FMC Technologies, Inc.*                                 510,150
       5,000    SEACOR Holdings, Inc.*                                  412,500
--------------------------------------------------------------------------------
                                                                      1,286,790
--------------------------------------------------------------------------------
  FINANCIAL SERVICES/ASSET MANAGEMENT -- 1.8%
      15,000    Cohen & Steers, Inc. +                                  485,400
--------------------------------------------------------------------------------
  FINANCIAL SERVICES/BROKERAGE & EXCHANGES -- 4.3%
         500    Evercore Partners, Inc. - Class A*                       14,400
      10,000    International Securities Exchange, Inc.                 468,900
      24,000    Jefferies Group, Inc.                                   684,000
--------------------------------------------------------------------------------
                                                                      1,167,300
--------------------------------------------------------------------------------
  FINANCIAL SERVICES/COMMUNITY BANKS -- 4.8%
      12,500    Center Financial Corp.                                  297,250
       8,000    Central Pacific Financial Corp.                         292,640
      12,000    First Republic Bank                                     510,720
      11,000    UCBH Holdings, Inc. +                                   192,060
--------------------------------------------------------------------------------
                                                                      1,292,670
--------------------------------------------------------------------------------
  FINANCIAL SERVICES/INSURANCE -- 2.8%
      12,000    Arch Capital Group Ltd.*                                761,880
--------------------------------------------------------------------------------
  FINANCIAL SERVICES/MISCELLANEOUS -- 3.0%
       6,000    CheckFree Corp.*                                        247,920
       5,000    First Marblehead Corp. (The)                            346,300
       5,000    National Financial Partners Corp.                       205,150
--------------------------------------------------------------------------------
                                                                        799,370
--------------------------------------------------------------------------------
  GAMING SERVICES -- 1.5%
      15,000    Shuffle Master, Inc.* +                                 405,150
--------------------------------------------------------------------------------
  HEALTH CARE FACILITIES -- 4.1%
       6,000    Community Health Systems, Inc.*                         224,100
      12,000    Manor Care, Inc.                                        627,360
      10,500    United Surgical Partners International, Inc.*           260,715
--------------------------------------------------------------------------------
                                                                      1,112,175
--------------------------------------------------------------------------------
  HEALTH CARE PRODUCTS -- 2.3%
      25,000    DepoMed, Inc.* +                                        102,000
      11,000    Edwards Lifesciences Corp.*                             512,490
--------------------------------------------------------------------------------
                                                                        614,490
--------------------------------------------------------------------------------
  HEALTH SERVICES -- 2.3%
       5,000    Charles River Laboratories International, Inc.*         217,050
      14,000    Odyssey Healthcare, Inc.*                               198,520
       8,000    PRA International*                                      213,520
--------------------------------------------------------------------------------
                                                                        629,090
--------------------------------------------------------------------------------
  HEALTH SERVICES/INSURANCE -- 4.5%
      18,000    AMERIGROUP Corp.*                                       531,900
      18,000    Centene Corp.*                                          295,920
       7,000    WellCare Health Plans, Inc.* +                          396,410
--------------------------------------------------------------------------------
                                                                      1,224,230
--------------------------------------------------------------------------------
  HOTELS & LODGING -- 2.4%
       5,000    Choice Hotels International, Inc.                       204,500
       7,000    Four Seasons Hotels, Inc.                               446,950
--------------------------------------------------------------------------------
                                                                        651,450
--------------------------------------------------------------------------------
  MEDIA -- 0.0%
           2    Cumulus Media, Inc. - Class A*                               19
--------------------------------------------------------------------------------
  REAL ESTATE -- 3.2%
      24,000    CB Richard Ellis Group, Inc.*                           590,400
       6,500    CoStar Group, Inc.*                                     268,580
--------------------------------------------------------------------------------
                                                                        858,980
--------------------------------------------------------------------------------
  REAL ESTATE - HOME BUILDING -- 1.5%
       3,300    Brookfield Homes Corp.                                   92,928
       4,000    Hovnanian Enterprises, Inc. - Class A*                  117,360
       5,000    Meritage Homes Corp.*                                   208,050
--------------------------------------------------------------------------------
                                                                        418,338
--------------------------------------------------------------------------------
  REAL ESTATE - REITS -- 2.6%
       1,500    Alexander's, Inc.*                                      465,375
      20,000    Spirit Finance Corp.                                    232,200
--------------------------------------------------------------------------------
                                                                        697,575
--------------------------------------------------------------------------------
  RECREATION & RESORTS -- 8.8%
      10,000    Isle of Capri Casinos, Inc.* +                          210,600
      12,000    Station Casinos, Inc.                                   693,960
      10,000    Vail Resorts, Inc.*                                     400,200
      16,000    Wynn Resorts, Ltd.* +                                 1,088,160
--------------------------------------------------------------------------------
                                                                      2,392,920
--------------------------------------------------------------------------------
  RESTAURANTS -- 6.0%
      10,000    California Pizza Kitchen, Inc.*                         299,300
      13,750    Cheesecake Factory Inc. (The)*                          373,863
       6,900    P.F. Chang's China Bistro, Inc.*                        239,499
       5,000    Panera Bread Company* +                                 291,250
      10,000    Peet's Coffee & Tea, Inc.* +                            250,100
       4,000    Red Robin Gourmet Burgers* +                            184,440
--------------------------------------------------------------------------------
                                                                      1,638,452
--------------------------------------------------------------------------------

See Notes to Schedules of Investments.

                                                 -------------------------------
                                                 TOUCHSTONE BARON SMALL CAP FUND
                                                 -------------------------------

   Shares                                                             Value

COMMON STOCKS -- 96.1% - CONTINUED
  RETAIL SPECIALTY STORES -- 12.6%
       8,000    Cabela's, Inc. - Class A* +                      $      173,840
      15,000    CarMax, Inc.*                                           625,650
      15,000    Dick's Sporting Goods, Inc.* +                          682,800
      16,500    DSW, Inc. - Class A* +                                  519,750
      30,000    Select Comfort Corp.* +                                 656,400
       5,500    Tractor Supply Company*                                 265,430
      20,000    United Auto Group, Inc.                                 468,000
--------------------------------------------------------------------------------
                                                                      3,391,870
--------------------------------------------------------------------------------
  TRANSPORTATION -- 1.4%
      15,750    Genesee & Wyoming Inc.*                                 365,715
--------------------------------------------------------------------------------
  UTILITY SERVICES -- 2.0%
      10,000    ITC Holdings Corp.                                      312,000
       8,820    Southern Union Company                                  232,936
--------------------------------------------------------------------------------
                                                                        544,936
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                              $   26,016,807
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 26.4%
   7,153,388    Touchstone Institutional
                Money Market Fund ^ **                           $    7,153,388
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 122.5%
(COST $25,235,362)                                               $   33,170,195
LIABILITIES IN EXCESS OF OTHER ASSETS -- (22.5%)                     (6,083,016)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   27,087,179
--------------------------------------------------------------------------------

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2006, was $5,867,748.

** As of September 30, 2006, $6,037,850 represents collateral for securities loaned.

See Notes to Schedules of Investments.

--------------------------------
TOUCHSTONE CONSERVATIVE ETF FUND
--------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2006 (Unaudited)

   Shares                                                             Value

EXCHANGE TRADED FUNDS -- 98.5%
       7,950    iShares Lehman 1-3 Year
                Treasury Bond Fund                               $      638,465
      70,140    iShares Lehman Aggregate Bond Fund                    7,021,715
      11,200    iShares MSCI EAFE Index Fund                            758,464
       3,910    iShares S&P 500 Index Fund                              522,767
      21,170    iShares S&P 500/BARRA
                Growth Index Fund                                     1,307,459
      27,140    iShares S&P 500/BARRA
                Value Index Fund                                      1,948,109
       3,250    iShares S&P MidCap 400/BARRA
                Growth Index Fund                                       244,790
       3,310    iShares S&P MidCap 400/BARRA
                Value Index Fund                                        244,642
         940    iShares S&P SmallCap 600/BARRA
                Growth Index Fund                                       112,330
       1,840    iShares S&P SmallCap 600/BARRA
                Value Index Fund                                        128,487
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                      $   12,927,228
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 2.4%
     314,579    Touchstone Institutional
                Money Market Fund ^                              $      314,579
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.9%
(COST $12,927,221)                                               $   13,241,807
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.9%)                        (112,355)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   13,129,452
--------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

See Notes to Schedules of Investments.

                                                       -------------------------
                                                       TOUCHSTONE CORE BOND FUND
                                                       -------------------------

   Principal                               Interest  Maturity
    Amount                                   Rate      Date           Value

CORPORATE BONDS -- 24.7%
   AEROSPACE/DEFENSE -- 0.3%
$     95,000    Lockheed
                Martin Corp., 144A            6.15%   9/1/36     $       99,550
--------------------------------------------------------------------------------
   BANKING -- 3.3%
     330,000    Bank One Corp.                6.00%   2/17/09           335,625
     135,000    BB&T Capital Trust I          5.85%   8/18/35           129,093
     150,000    Capital One Bank              4.25%   12/1/08           146,729
     150,000    Commonwealth
                Bank Australia, 144A          6.02%   3/29/49           149,897
     145,000    Den Danske
                Bank, 144A                    5.91%   12/29/49          144,368
     260,000    USB Capital IX                6.19%   4/15/49           262,952
     100,000    Wachovia Capital
                Trust III                     5.80%   8/29/49           100,271
--------------------------------------------------------------------------------
                                                                      1,268,935
--------------------------------------------------------------------------------
   CONSUMER PRODUCTS -- 0.7%
     100,000    Fortune Brands, Inc.          5.88%   1/15/36            93,582
     175,000    Mohawk
                Industries, Inc.              5.75%   1/15/11           174,263
--------------------------------------------------------------------------------
                                                                        267,845
--------------------------------------------------------------------------------
   DIVERSIFIED MANUFACTURING -- 0.9%
     140,000    General Electric Co.          5.00%   2/1/13            138,418
     190,000    Siemens
                Financierings, 144A           5.75%   11/17/16          192,846
--------------------------------------------------------------------------------
                                                                        331,264
--------------------------------------------------------------------------------
   ELECTRIC UTILITIES -- 3.3%
     150,000    Carolina Power
                & Light                       5.25%   12/15/15          147,489
     140,000    Con Edison
                Co of NY                      5.30%   3/1/35            129,279
     210,000    MidAmerican
                Energy Holdings,
                144A                          6.13%   4/1/36            212,269
     150,000    Natl Grid PLC                 6.30%   8/1/16            155,622
     285,000    PSI Energy, Inc.              7.85%   10/15/07          291,845
     200,000    Southern California
                Edison                        5.63%   2/1/36            194,089
     175,000    Southern Power Co.            4.88%   7/15/15           165,663
--------------------------------------------------------------------------------
                                                                      1,296,256
--------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 5.7%
     140,000    BAC Cap Trust XI              6.63%   5/23/36           147,696
     210,000    Caterpillar Financial
                Services Corp.                4.75%   1/17/15           201,235
     220,000    Citigroup, Inc.               5.60%   4/27/11           222,062
     295,000    Citigroup, Inc.               5.00%   9/15/14           287,411
     295,000    Countrywide
                Home Loan                     4.13%   9/15/09           285,779
     225,000    Goldman Sachs
                Group                         4.50%   6/15/10           219,853
     330,000    Intl Lease Finance
                Corp.                         4.35%   9/15/08           324,572
     165,000    John Deere
                Capital Corp.                 7.00%   3/15/12           178,091
     215,000    Lehman Brothers
                Holdings                      5.50%   4/4/16            214,206
     125,000    Morgan Stanley                5.63%   1/9/12            126,620
--------------------------------------------------------------------------------
                                                                      2,207,525
--------------------------------------------------------------------------------
   FOOD -- 2.0%
$    215,000    Kellogg Co.                   6.60%   4/1/11     $      226,217
     145,000    Kroger Co.                    8.00%   9/15/29           165,618
     175,000    Miller Brewing
                Co., 144A                     4.25%   8/15/08           171,559
     160,000    Pepsi Bottling
                Group, Inc.                   7.00%   3/1/29            184,119
--------------------------------------------------------------------------------
                                                                        747,513
--------------------------------------------------------------------------------
   HOME BUILDING -- 0.3%
     100,000    Pulte Homes, Inc.             6.25%   2/15/13           100,959
--------------------------------------------------------------------------------
   INSURANCE -- 0.4%
     160,000    New York Life
                Global Funding, 144A          5.38%   9/15/13           161,152
--------------------------------------------------------------------------------
   MEDIA - BROADCASTING & PUBLISHING -- 1.5%
      50,000    AOL Time Warner               7.70%   5/1/32             55,837
     212,000    British Sky
                Broadcasting                  6.88%   2/23/09           219,054
      70,000    Comcast Corp.                 5.85%   1/15/10            70,994
      60,000    Comcast Corp.                 5.30%   1/15/14            58,431
     155,000    Viacom, Inc., 144A            5.75%   4/30/11           154,691
--------------------------------------------------------------------------------
                                                                        559,007
--------------------------------------------------------------------------------
   METALS & MINING -- 0.3%
     100,000    Southern
                Copper Corp.                  7.50%   7/27/35           104,661
--------------------------------------------------------------------------------
   OIL & GAS -- 1.5%
     120,000    Encana Corp.                  6.50%   8/15/34           124,638
     250,000    Ras Laffan Lng II,
                144A                          5.30%   9/30/20           240,795
     215,000    Statoil                       5.13%   4/30/14           210,924
--------------------------------------------------------------------------------
                                                                        576,357
--------------------------------------------------------------------------------
   REAL ESTATE -- 0.5%
     175,000    EOP Operating LP              7.00%   7/15/11           185,248
--------------------------------------------------------------------------------
   RETAIL -- 1.1%
     285,000    Home Depot, Inc.              5.40%   3/1/16            283,119
     120,000    May Department
                Stores                        5.95%   11/1/08           120,972
--------------------------------------------------------------------------------
                                                                        404,091
--------------------------------------------------------------------------------
   TELEPHONE SYSTEMS -- 1.9%
     180,000    Ameritech
                Capital Funding               6.15%   1/15/08           181,020
     175,000    Deutsche Telekom
                Finance                       5.38%   3/23/11           174,147
      90,000    Embarq Corp.                  6.74%   6/1/13             92,599
     250,000    Sing
                Telecommunications            6.38%   12/1/11           261,522
--------------------------------------------------------------------------------
                                                                        709,288
--------------------------------------------------------------------------------
   TRANSPORTATION -- 1.0%
     380,000    Union Pacific Co.             6.63%   2/1/08            386,234
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                            $    9,405,885
--------------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES -- 31.4%
     440,561    Federal Home
                Loan Bank                     5.25%   7/28/15           432,851
     217,193    Federal Home Loan
                Mortgage
                Corporation                   5.00%   12/1/18           213,976
     280,486    Federal Home Loan
                Mortgage
                Corporation                   5.50%   1/1/19            280,320

See Notes to Schedules of Investments.

-------------------------
TOUCHSTONE CORE BOND FUND
-------------------------

Schedule of Investments continued

   Principal                               Interest  Maturity
    Amount                                   Rate      Date           Value

AGENCY MORTGAGE-BACKED SECURITIES -- 31.4% - CONTINUED
$     37,921    Federal Home Loan
                Mortgage
                Corporation                   7.00%   5/1/30     $       39,431
     273,760    Federal Home Loan
                Mortgage
                Corporation                   6.50%   8/1/32            279,913
     527,260    Federal Home Loan
                Mortgage
                Corporation                   5.50%   5/1/33            521,469
     382,937    Federal Home Loan
                Mortgage
                Corporation                   5.00%   8/1/33            369,535
     561,789    Federal Home Loan
                Mortgage
                Corporation                   6.00%   9/1/35            564,522
     725,407    Federal National
                Mortgage
                Association                   6.00%   11/1/17           736,704
     139,943    Federal National
                Mortgage
                Association                   4.50%   1/1/18            135,437
     300,952    Federal National
                Mortgage
                Association                   4.50%   6/1/18            291,263
      64,524    Federal National
                Mortgage
                Association                   8.00%   5/1/30             68,053
      59,989    Federal National
                Mortgage
                Association                   7.50%   1/1/31             62,113
      51,159    Federal National
                Mortgage
                Association                   6.50%   6/1/31             52,066
     221,561    Federal National
                Mortgage
                Association                   6.50%   6/1/32            226,817
     280,570    Federal National
                Mortgage
                Association                   6.50%   9/1/32            286,761
      62,170    Federal National
                Mortgage
                Association                   6.50%   9/1/32             63,542
     203,075    Federal National
                Mortgage
                Association                   6.50%   12/1/32           207,556
     365,405    Federal National
                Mortgage
                Association                   4.50%   8/1/33            342,630
     703,793    Federal National
                Mortgage
                Association                   5.50%   8/1/33            695,333
     487,385    Federal National
                Mortgage
                Association                   5.50%   10/1/33           481,526
     682,426    Federal National
                Mortgage
                Association                   5.00%   4/1/34            657,094
     177,856    Federal National
                Mortgage
                Association                   5.00%   4/1/34            171,254
     630,159    Federal National
                Mortgage
                Association                   5.00%   5/1/34            606,767
     712,760    Federal National
                Mortgage
                Association                   5.50%   12/1/34           703,564
     248,826    Federal National
                Mortgage
                Association                   5.00%   2/1/35            239,250
     633,108    Federal National
                Mortgage
                Association                   6.00%   9/1/35            633,306
     387,927    Federal National
                Mortgage
                Association                   6.50%   2/1/36            395,051
   1,467,662    Federal National
                Mortgage
                Association                   6.00%   7/1/36          1,474,430
     550,000    Federal National
                Mortgage
                Association TBA               5.50%   10/30/33          541,750
         966    Government
                National Mortgage
                Association                   7.50%   7/1/23              1,006
      53,126    Government
                National Mortgage
                Association                   3.75%   9/20/24            53,574
      78,106    Government
                National Mortgage
                Association                   4.00%   10/17/29           74,036
      11,221    Government
                National Mortgage
                Association                   8.00%   7/15/30            11,881
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES                          $   11,914,781
--------------------------------------------------------------------------------
MORTGAGE RELATED SECURITIES -- 21.1%
     595,000    Banc of America
                Commercial
                Mortgage, Inc.,
                Series 2006-3,
                Class A4                      5.89%   7/10/44           618,392
     655,000    Bear Stearns
                Commercial
                Mortgage,
                Series 2005-PW10,
                Class A4                      5.41%   12/11/40          657,976
     575,000    Bear Stearns
                Commercial
                Mortgage,
                Series 2005-PWR9,
                Class A4A                     4.87%   9/11/42           556,312

See Notes to Schedules of Investments.

                                                       -------------------------
                                                       TOUCHSTONE CORE BOND FUND
                                                       -------------------------

   Principal                               Interest  Maturity
    Amount                                   Rate      Date           Value

MORTGAGE RELATED SECURITIES -- 21.1% - CONTINUED
$  1,000,000    Credit Suisse
                First Boston
                Mortgage
                Securities Corp.              5.00%   6/25/35    $      984,034
     670,717    Credit Suisse
                First Boston
                Mortgage
                Securities Corp.,
                Series 2005-9,
                Class 2A1                     5.50%   10/25/35          654,578
     500,000    Deutsche Bank
                Alternative
                Loan Trust,
                Series 2003-2XS,
                Class A6                      4.97%   9/25/33           492,847
     735,000    GE Capital
                Commercial
                Mortgage Corp.,
                Series 2004-C1,
                Class A2                      3.92%   11/10/38          709,745
     511,234    IMPAC Secured
                Assets Corp.,
                Series 2003-2,
                Class A1                      5.50%   8/25/33           507,718
     401,780    Residential Asset
                Securitization Trust,
                Series 2005-A6CB,
                Class A8                      5.50%   6/25/35           394,192
     427,291    Residential Asset
                Securitization Trust,
                Series 2006-A1,
                Class 1A3                     6.00%   4/25/36           429,229
     291,414    Residential Funding
                Mortgage
                Securities I,
                Series 2006-S2,
                Class A2                      5.75%   2/25/36           291,837
     463,070    Structured Asset
                Securities Corp.,
                Series 2005-17,
                Class 5A1                     5.50%   10/25/35          453,085
     486,269    Washington Mutual
                Alternative Loan
                Trust, Series
                2005-9, Class 2A4             5.50%   10/25/35          486,547
     806,320    Wells Fargo
                Mortgage Backed
                Securities                    4.99%   2/25/34           789,337
--------------------------------------------------------------------------------
TOTAL MORTGAGE RELATED SECURITIES                                $    8,025,829
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.4%
     760,000    Federal Home
                Loan Mortgage
                Corporation                   6.00%   6/27/11           763,411
     900,000    Federal National
                Mortgage
                Association                   5.10%   1/18/11           893,969
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                         $    1,657,380
--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS -- 14.1%
     455,000    U.S. Treasury Bond            4.88%   8/15/16           463,602
      85,000    U.S. Treasury Bond            5.38%   2/15/31            91,807
     995,000    U.S. Treasury Bond            4.50%   2/15/36           953,411
     681,946    U.S. Treasury
                Inflation Index Note          1.63%   1/15/15           648,648
     620,000    U.S. Treasury Note            4.88%   5/31/08           621,163
     545,000    U.S. Treasury Note            4.88%   5/15/09           548,151
     810,000    U.S. Treasury Note            3.50%   8/15/09           786,017
   1,000,000    U.S. Treasury Note            4.63%   8/31/11         1,001,093
     255,000    U.S. Treasury Note            5.13%   5/15/16           264,523
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS                                  $    5,378,415
--------------------------------------------------------------------------------
PREFERRED STOCKS -- 1.0%
   FINANCIAL SERVICES -- 1.0%
      12,500    Citigroup VIII                                          314,000
       2,908    Wells Fargo Cap IX                                       66,768
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS                                           $      380,768
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 6.3%
   2,399,511    Touchstone Institutional
                Money Market Fund ^                              $    2,399,511
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 103.0%
(COST $39,257,926)                                               $   39,162,569
LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.0%)                      (1,128,414)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   38,034,155
--------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities were valued at $1,527,127 or 4.02% of net assets.

See Notes to Schedules of Investments.

------------------------------------------
TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND
------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2006 (Unaudited)

   Shares                                                             Value

COMMON STOCKS -- 95.0%
   CAPITAL GOODS -- 12.3%
      33,660    General Electric Co.                             $    1,188,198
      40,150    Tyco International Ltd.                               1,123,799
      11,115    United Technologies Corp.                               704,135
      16,050    Waste Management Inc.                                   588,714
--------------------------------------------------------------------------------
                                                                      3,604,846
--------------------------------------------------------------------------------
   CONSUMER CYCLICALS -- 6.9%
      10,120    Omnicom Group Inc.                                      947,232
      28,950    Viacom, Inc. - Class B*                               1,076,361
--------------------------------------------------------------------------------
                                                                      2,023,593
--------------------------------------------------------------------------------
   CONSUMER STAPLES -- 16.4%
      19,590    CVS Corp.                                               629,231
       9,470    Kimberly-Clark Corp.                                    618,959
      17,010    McDonald's Corp.                                        665,431
      20,680    Newell Rubbermaid Inc.                                  585,658
      20,660    The Coca-Cola Co.                                       923,089
      50,890    Time Warner, Inc. +                                     927,725
       9,160    Wal-Mart Stores, Inc.                                   451,771
--------------------------------------------------------------------------------
                                                                      4,801,864
--------------------------------------------------------------------------------
   FINANCIAL - DIVERSIFIED -- 1.1%
       1,900    Goldman Sachs Group, Inc. +                             321,423
--------------------------------------------------------------------------------
   FINANCIALS -- 13.9%
      11,040    American Express Co.                                    619,123
       8,760    Bank of America Corp.                                   469,273
      18,580    Citigroup, Inc.                                         922,869
      14,180    Freddie Mac                                             940,559
      19,800    Wachovia Corp.                                        1,104,840
--------------------------------------------------------------------------------
                                                                      4,056,664
--------------------------------------------------------------------------------
   HEALTH CARE -- 17.8%
      22,730    Baxter International Inc.                             1,033,306
      18,230    HCA Inc.                                                909,495
      14,780    Johnson & Johnson                                       959,813
      25,580    Pfizer Inc.                                             725,449
      12,610    Wyeth                                                   641,092
      13,850    Zimmer Holdings, Inc.*                                  934,875
--------------------------------------------------------------------------------
                                                                      5,204,030
--------------------------------------------------------------------------------
   INSURANCE -- 3.0%
       6,670    American International Group Inc.                       441,954
      17,820    Progressive Corp.                                       437,303
--------------------------------------------------------------------------------
                                                                        879,257
--------------------------------------------------------------------------------
   TECHNOLOGY -- 21.5%
      34,500    Applied Materials, Inc.                                 611,685
      20,200    Cisco Systems, Inc.*                                    464,600
      72,290    EMC Corp.*                                              866,034
      30,530    Intel                                                   628,002
      54,105    Microsoft Corp.                                       1,478,690
      41,270    Nokia Corp. - ADR                                       812,606
      44,790    Oracle Corp.*                                           794,575
      39,500    Sprint Nextel Corp.                                     677,425
--------------------------------------------------------------------------------
                                                                      6,333,617
--------------------------------------------------------------------------------
   UTILITIES -- 2.1%
       7,900    Dominion Resources, Inc.                                604,271
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                              $   27,829,565
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 9.3%
   2,728,355    Touchstone Institutional
                Money Market Fund ^ **                           $    2,728,355
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 104.3%
(COST $27,125,027)                                               $   30,557,920
LIABILITIES IN EXCESS OF
OTHER ASSETS -- (4.3%)                                               (1,271,304)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   29,286,616
--------------------------------------------------------------------------------

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2006, was $1,236,654.

** As of September 30, 2006, $1,263,252 represents collateral for securities loaned.

ADR - American Depository Receipt.

See Notes to Schedules of Investments.

                                            ------------------------------------
                                            TOUCHSTONE ENHANCED DIVIDEND 30 FUND
                                            ------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2006 (Unaudited)

   Shares                                                             Value

COMMON STOCKS -- 98.4%
   AEROSPACE & DEFENSE -- 6.2%
      12,100    Boeing                                           $      954,085
      12,100    Honeywell International                                 494,890
--------------------------------------------------------------------------------
                                                                      1,448,975
--------------------------------------------------------------------------------
   AUTOMOBILES -- 1.7%
      12,100    General Motors Corporation +                            402,446
--------------------------------------------------------------------------------
   BANKING -- 2.6%
      12,100    Citigroup                                               601,007
--------------------------------------------------------------------------------
   BEVERAGES, FOOD & TOBACCO -- 15.3%
      33,100    Altria Group                                          2,533,805
      12,100    Coca-Cola                                               540,628
      12,100    McDonald's                                              473,352
--------------------------------------------------------------------------------
                                                                      3,547,785
--------------------------------------------------------------------------------
   CHEMICALS -- 2.2%
      12,100    Du Pont (E.I.) De Nemours                               518,364
--------------------------------------------------------------------------------
   COMPUTER SOFTWARE & PROCESSING -- 1.4%
      12,100    Microsoft                                               330,693
--------------------------------------------------------------------------------
   COMPUTERS & INFORMATION -- 6.2%
      12,100    Hewlett-Packard                                         443,949
      12,100    International Business Machines                         991,474
--------------------------------------------------------------------------------
                                                                      1,435,423
--------------------------------------------------------------------------------
   ELECTRONICS -- 1.1%
      12,100    Intel                                                   248,897
--------------------------------------------------------------------------------
   ENTERTAINMENT & LEISURE -- 1.6%
      12,100    Walt Disney Company (The)                               374,011
--------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 5.4%
      12,100    American Express                                        678,568
      12,100    J.P. Morgan Chase & Co.                                 568,216
--------------------------------------------------------------------------------
                                                                      1,246,784
--------------------------------------------------------------------------------
   FIRE, MARINE, & CASUALTY INSURANCE -- 3.4%
      12,100    American International Group                            801,746
--------------------------------------------------------------------------------
   HOUSEHOLD PRODUCTS -- 3.2%
      12,100    Procter & Gamble Co.                                    749,958
--------------------------------------------------------------------------------
   INDUSTRIAL - DIVERSIFIED -- 13.9%
      12,100    Alcoa, Inc.                                             339,284
      12,100    Caterpillar, Inc.                                       796,180
      12,100    General Electric                                        427,130
      12,100    Minnesota Mining & Manufacturing (3M)                   900,482
      12,100    United Technologies                                     766,535
--------------------------------------------------------------------------------
                                                                      3,229,611
--------------------------------------------------------------------------------
   MEDICAL SUPPLIES -- 3.4%
      12,100    Johnson & Johnson                                       785,774
--------------------------------------------------------------------------------
   OIL & GAS -- 3.5%
      12,100    Exxon Mobil                                             811,910
--------------------------------------------------------------------------------
   PHARMACEUTICALS -- 3.7%
      12,100    Merck                                                   506,990
      12,100    Pfizer                                                  343,156
--------------------------------------------------------------------------------
                                                                        850,146
--------------------------------------------------------------------------------
   RETAILERS -- 4.5%
      12,100    Home Depot                                              438,867
      12,100    Wal-Mart Stores, Inc.                                   596,772
--------------------------------------------------------------------------------
                                                                      1,035,639
--------------------------------------------------------------------------------
   TELEPHONE SYSTEMS -- 19.1%
      66,900    AT&T, Inc.                                            2,178,264
      61,100    Verizon Communications                                2,268,643
--------------------------------------------------------------------------------
                                                                      4,446,907
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                              $   22,866,076
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 7.0%
   1,622,184    Touchstone Institutional
                Money Market Fund ^ **                           $    1,622,184
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 105.4%
(COST $21,586,386)                                               $   24,488,260
LIABILITIES IN EXCESS OF OTHER ASSETS -- (5.4%)                      (1,245,882)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   23,242,378
--------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2006, was $391,836.

** As of September 30, 2006, $397,609 represents collateral for securities loaned.

See Notes to Schedules of Investments.

----------------------------
TOUCHSTONE ENHANCED ETF FUND
----------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2006 (Unaudited)

   Shares                                                             Value

EXCHANGE TRADED FUNDS -- 98.3%
      13,410    iShares Lehman Aggregate Bond Fund               $    1,342,475
     153,150    iShares MSCI EAFE Index Fund                         10,371,318
      23,070    iShares S&P 500/BARRA
                Growth Index Fund                                     1,424,803
     143,500    iShares S&P 500/BARRA
                Value Index Fund                                     10,300,430
      18,080    iShares S&P MidCap 400/BARRA
                Growth Index Fund                                     1,361,786
     134,520    iShares S&P MidCap 400/BARRA
                Value Index Fund                                      9,942,373
      11,330    iShares S&P SmallCap 600/BARRA
                Growth Index Fund                                     1,353,935
     146,000    iShares S&P SmallCap 600/BARRA
                Value Index Fund                                     10,195,180
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                      $   46,292,300
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 1.6%
     771,052    Touchstone Institutional
                Money Market Fund ^                              $      771,052
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.9%
(COST $44,606,529)                                               $   47,063,352
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%                            49,737
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   47,113,089
--------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

See Notes to Schedules of Investments.

                                                 -------------------------------
                                                 TOUCHSTONE GROWTH & INCOME FUND
                                                 -------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2006 (Unaudited)

   Shares                                                             Value

COMMON STOCKS -- 96.0%
   AEROSPACE & DEFENSE -- 0.9%
       2,975    L-3 Communications Holdings, Inc.                $      233,032
--------------------------------------------------------------------------------
   APPAREL RETAILERS -- 2.3%
      11,500    Target Corp.                                            635,375
--------------------------------------------------------------------------------
   BANKING -- 15.0%
      10,725    AmSouth Bancorp                                         311,454
      16,579    Bank of America                                         888,137
      19,225    Citigroup                                               954,905
       2,100    SunTrust Banks                                          162,288
      14,600    U.S. Bancorp                                            485,012
      12,150    Wachovia                                                677,970
      16,650    Wells Fargo                                             602,397
--------------------------------------------------------------------------------
                                                                      4,082,163
--------------------------------------------------------------------------------
   BEVERAGES, FOOD & TOBACCO -- 2.8%
       5,775    General Mills                                           326,865
       9,500    The Coca-Cola Co.                                       424,460
--------------------------------------------------------------------------------
                                                                        751,325
--------------------------------------------------------------------------------
   CHEMICALS -- 1.9%
      12,050    E.I. du Pont de Nemours & Co.                           516,222
--------------------------------------------------------------------------------
   COMPUTERS & INFORMATION -- 3.0%
      20,000    Cisco Systems*                                          460,000
       9,497    Hewlett-Packard                                         348,445
--------------------------------------------------------------------------------
                                                                        808,445
--------------------------------------------------------------------------------
   CONSUMER PRODUCTS -- 1.8%
       7,750    Colgate-Palmolive Co.                                   481,275
--------------------------------------------------------------------------------
   ELECTRONICS -- 5.7%
       8,100    Analog Devices, Inc.                                    238,059
      24,625    Applied Materials                                       436,601
      23,925    Intel                                                   492,138
      11,300    Texas Instruments, Inc.                                 375,725
--------------------------------------------------------------------------------
                                                                      1,542,523
--------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 8.2%
         925    Bear Stearns Companies                                  129,593
       1,800    Goldman Sachs Group +                                   304,506
      17,100    J.P. Morgan Chase                                       803,016
       2,300    Lehman Brothers Holdings, Inc.                          169,878
       4,900    Morgan Stanley                                          357,259
       1,400    SLM Corp.                                                72,772
       8,700    Washington Mutual, Inc.                                 378,189
--------------------------------------------------------------------------------
                                                                      2,215,213
--------------------------------------------------------------------------------
   FOREST PRODUCTS & PAPER -- 1.3%
      10,250    Sonoco Products                                         344,810
--------------------------------------------------------------------------------
   INDUSTRIAL -- 6.2%
       8,000    Dover Corp.                                             379,520
       9,600    General Electric                                        338,880
       6,000    Honeywell International                                 245,400
      11,625    Ingersoll-Rand Co., Ltd. - Class A                      441,517
       4,250    United Technologies Corp.                               269,238
--------------------------------------------------------------------------------
                                                                      1,674,555
--------------------------------------------------------------------------------
   INSURANCE -- 5.1%
       8,275    AFLAC, Inc.                                             378,664
       7,000    Allstate                                                439,110
       8,500    American International Group                            563,210
--------------------------------------------------------------------------------
                                                                      1,380,984
--------------------------------------------------------------------------------
   MEDICAL SUPPLIES -- 3.2%
      10,225    Baxter International, Inc.                              464,829
       6,400    Johnson & Johnson                                       415,616
--------------------------------------------------------------------------------
                                                                        880,445
--------------------------------------------------------------------------------
   OIL & GAS -- 15.8%
       6,200    Anadarko Petroleum Corp.                                271,746
       1,400    Baker Hughes, Inc.                                       95,480
      15,700    BJ Services                                             473,041
      10,075    Chevron Texaco                                          653,465
      11,850    ConocoPhillips                                          705,430
       5,100    Devon Energy Corporation                                322,065
      12,400    ENSCO International, Inc.                               543,492
      12,000    Exxon Mobil                                             805,199
       8,700    Halliburton Co.                                         247,515
       2,525    Marathon Oil Corp.                                      194,173
--------------------------------------------------------------------------------
                                                                      4,311,606
--------------------------------------------------------------------------------
   PHARMACEUTICALS -- 5.8%
       8,450    Abbott Laboratories                                     410,332
      25,700    Pfizer                                                  728,852
       8,550    Wyeth                                                   434,682
--------------------------------------------------------------------------------
                                                                      1,573,866
--------------------------------------------------------------------------------
   RETAILERS -- 6.3%
       4,500    Best Buy                                                241,020
       3,300    Federated Department Stores, Inc.                       142,593
       9,600    Lowe's Companies, Inc.                                  269,376
      18,775    TJX Companies, Inc. (The)                               526,263
      10,900    Wal-Mart Stores, Inc.                                   537,588
--------------------------------------------------------------------------------
                                                                      1,716,840
--------------------------------------------------------------------------------
   RUBBER AND PLASTICS FOOTWEAR -- 1.3%
       4,100    NIKE, Inc. - Class B                                    359,242
--------------------------------------------------------------------------------
   SERVICES - PREPACKAGED SOFTWARE -- 1.6%
      20,700    Symantec Corp.*                                         440,496
--------------------------------------------------------------------------------
   STATIONARY STORES -- 1.1%
      11,800    Staples, Inc.                                           287,094
--------------------------------------------------------------------------------
   TELEPHONE SYSTEMS -- 5.2%
      17,300    AT&T, Inc.                                              563,288
      15,500    Nokia Oyj - ADR                                         305,195
      14,800    Verizon Communications                                  549,524
--------------------------------------------------------------------------------
                                                                      1,418,007
--------------------------------------------------------------------------------
   UTILITIES -- 1.5%
       8,900    FPL Group, Inc.                                         400,500
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                              $   26,054,018
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 5.6%
   1,533,574    Touchstone Institutional
                Money Market Fund ^ **                           $    1,533,574
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 101.6%
(COST $25,882,063)                                               $   27,587,592
LIABILITIES IN EXCESS OF OTHER ASSETS-- (1.6%)                         (428,317)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   27,159,275
--------------------------------------------------------------------------------

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2006, was $301,461.

** As of September 30, 2006, $308,999 represents collateral for securities loaned.

ADR - American Depository Receipt.

See Notes to Schedules of Investments.

--------------------------
TOUCHSTONE HIGH YIELD FUND
--------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2006 (Unaudited)

   Principal                               Interest  Maturity
    Amount                                   Rate      Date           Value

CORPORATE BONDS -- 97.1%
   AEROSPACE & DEFENSE -- 0.5%
$    171,000    DRS Technologies, Inc.        6.63%   2/1/16     $      168,008
--------------------------------------------------------------------------------
   AIRLINES -- 0.7%
     242,535    American Airlines             9.71%   1/2/07            242,535
--------------------------------------------------------------------------------
   AUTOMOTIVE -- 5.0%
      75,000    Autonation, Inc.,
                144A                          7.00%   4/15/14            74,813
     200,000    Ford Motor
                Credit Co.                    7.88%   6/15/10           194,776
     300,000    Ford Motor
                Credit Co.                    7.00%   10/1/13           278,351
     200,000    Ford Motor
                Credit Co.+                   7.45%   7/16/31           154,500
     227,000    General Motors+               8.38%   7/15/33           196,355
     257,000    General Motors
                Acceptance Corp.              6.88%   9/15/11           255,638
     420,000    General Motors
                Acceptance Corp.              8.00%   11/1/31           439,143
     185,000    United Auto
                Group, Inc.                   9.63%   3/15/12           196,100
--------------------------------------------------------------------------------
                                                                      1,789,676
--------------------------------------------------------------------------------
   BEVERAGES -- 1.6%
     500,000    Cia Brasileira
                de Bebidas                    8.75%   9/15/13           576,250
--------------------------------------------------------------------------------
   BUILDING PRODUCTS -- 0.7%
     120,000    Texas Industries, Inc.        7.25%   7/15/13           120,000
     125,000    U.S. Concrete                 8.38%   4/1/14            120,156
--------------------------------------------------------------------------------
                                                                        240,156
--------------------------------------------------------------------------------
   CHEMICALS -- 2.6%
      39,000    Lyondell
                Chemical Co                   8.25%   9/15/16            39,585
      59,000    Lyondell
                Chemical Co.                  8.00%   9/15/14            59,738
     500,000    Nalco                         7.75%   11/15/11          510,000
     156,000    Nell Af Sarl, 144A            8.38%   8/15/15           154,830
     100,000    Polyone Corp.                10.63%   5/15/10           107,500
      50,000    Polyone Corp.                 8.88%   5/1/12             50,500
--------------------------------------------------------------------------------
                                                                        922,153
--------------------------------------------------------------------------------
   COAL -- 2.6%
     500,000    Foundation PA
                Coal Co.                      7.25%   8/1/14            502,500
     500,000    Massey Energy Co.             6.88%   12/15/13          452,500
--------------------------------------------------------------------------------
                                                                        955,000
--------------------------------------------------------------------------------
   COMMERCIAL SERVICES -- 0.9%
     350,000    Allied Waste NA               5.75%   2/15/11           335,563
--------------------------------------------------------------------------------
   COMPUTER SOFTWARE & PROCESSING -- 1.3%
     309,000    SunGard Data
                Systems, Inc.                 9.13%   8/15/13           319,815
     152,000    SunGard Data
                Systems, Inc.                 4.88%   1/15/14           131,480
--------------------------------------------------------------------------------
                                                                        451,295
--------------------------------------------------------------------------------
   CONSUMER -- 1.0%
     180,000    Rayovac Corp.+                8.50%   10/1/13           155,700
     250,000    Spectrum Brands, Inc.         7.38%   2/1/15            200,000
--------------------------------------------------------------------------------
                                                                        355,700
--------------------------------------------------------------------------------
   ELECTRIC UTILITIES -- 4.9%
     287,000    CMS Energy                    6.30%   2/1/12            284,130
     166,000    Edison Mission
                Energy, 144A                  7.50%   6/15/13           167,660
     368,000    Mirant NA LLC                 7.38%   12/31/13          368,460
     490,000    NRG Energy                    7.25%   2/1/14            486,325
     250,000    Reliant Resources             9.50%   7/15/13           259,375
     210,000    Sierra Pacific
                Power Co., 144A               6.00%   5/15/16           210,546
       3,538    Tiete Certificates
                Grantor Trust,
                144A (a)                     11.50%   4/15/16             3,989
--------------------------------------------------------------------------------
                                                                      1,780,485
--------------------------------------------------------------------------------
   ELECTRONIC COMPONENTS -- 1.4%
     500,000    Communications
                & Power Industry              8.00%   2/1/12            500,000
--------------------------------------------------------------------------------
   FOOD PROCESSORS -- 3.4%
     200,000    Chiquita Brands
                International                 7.50%   11/1/14           173,000
     225,000    Del Monte Corp.               8.63%   12/15/12          235,969
     500,000    Pilgrims Pride Corp.          9.25%   11/15/13          512,500
     312,000    Pinnacle Foods
                Grp Inc.                      8.25%   12/1/13           312,390
--------------------------------------------------------------------------------
                                                                      1,233,859
--------------------------------------------------------------------------------
   FUNERAL SERVICES -- 2.2%
     500,000    Service Corp.
                International                 6.75%   4/1/16            479,375
     350,000    Stewart Enterprises           6.25%   2/15/13           323,750
--------------------------------------------------------------------------------
                                                                        803,125
--------------------------------------------------------------------------------
   GAMING -- 0.6%
     250,000    Station Casinos               6.50%   2/1/14            234,063
--------------------------------------------------------------------------------
   HEALTH CARE PROVIDERS -- 5.4%
     250,000    Chemed Corp.                  8.75%   2/24/11           259,375
     234,000    HCA, Inc.                     6.30%   10/1/12           198,023
     260,000    HCA, Inc.                     5.75%   3/15/14           204,100
     500,000    Iasis Healthcare              8.75%   6/15/14           483,749
     147,000    Omnicare, Inc.                6.88%   12/15/15          142,774
     253,000    Res-Care, Inc.                7.75%   10/15/13          252,368
     380,000    U.S. Oncology                 9.00%   8/15/12           393,299
--------------------------------------------------------------------------------
                                                                      1,933,688
--------------------------------------------------------------------------------
   HEAVY MACHINERY -- 2.7%
     487,000    Case Corp.                    7.25%   1/15/16           491,261
     488,000    Dresser-Rand
                Group, Inc.                   7.38%   11/1/14           479,460
--------------------------------------------------------------------------------
                                                                        970,721
--------------------------------------------------------------------------------
   HOMEFURNISHINGS -- 0.3%
      89,000    Sealy Mattress Co.            8.25%   6/15/14            90,780
--------------------------------------------------------------------------------
   HOUSING -- 4.2%
     315,000    Beazer Homes USA              6.88%   7/15/15           285,075
     460,000    K Hovnanian
                Enterprises                   6.25%   1/15/15           407,675
     250,000    KB Homes                      9.50%   2/15/11           256,250
     400,000    M/I Homes, Inc.               6.88%   4/1/12            345,000
     250,000    Meritage Homes
                Corp.                         6.25%   3/15/15           212,500
--------------------------------------------------------------------------------
                                                                      1,506,500
--------------------------------------------------------------------------------

See Notes to Schedules of Investments.

                                                      --------------------------
                                                      TOUCHSTONE HIGH YIELD FUND
                                                      --------------------------

--------------------------------------------------------------------------------
   Principal                               Interest  Maturity
    Amount                                   Rate      Date           Value

CORPORATE BONDS -- 97.1% - CONTINUED
   INDUSTRIAL -- 3.3%
$    287,000    Ashtead
                Capital, Inc., 144A           9.00%   8/15/16    $      298,480
     380,000    Chaparral Steel Co.          10.00%   7/15/13           423,700
     500,000    United Rentals
                NA, Inc.                      6.50%   2/15/12           482,500
--------------------------------------------------------------------------------
                                                                      1,204,680
--------------------------------------------------------------------------------
   MANUFACTURING -- 0.5%
     200,000    Trinity
                Industries, Inc.              6.50%   3/15/14           195,500
--------------------------------------------------------------------------------
   MEDIA - BROADCASTING & PUBLISHING -- 3.8%
     447,000    CSC Holdings, Inc.            8.13%   7/15/09           462,645
     122,000    Lamar Media Corp.             7.25%   1/1/13            122,763
     139,000    Lamar Media
                Corp., 144A                   6.63%   8/15/15           133,266
     152,000    Quebecor Media                7.75%   3/15/16           152,190
     500,000    Videotron Ltee                6.88%   1/15/14           492,500
--------------------------------------------------------------------------------
                                                                      1,363,364
--------------------------------------------------------------------------------
   METALS -- 3.9%
     610,000    Gibraltar
                Industries, Inc.              8.00%   12/1/15           603,899
     200,000    Newmont Mining                8.63%   5/15/11           224,692
     317,000    Novelis, Inc., 144A           8.25%   2/15/15           301,150
      80,000    PNA Group
                Inc., 144A                   10.75%   9/1/16             82,200
     200,000    Southern
                Copper Corp.                  6.38%   7/27/15           199,471
--------------------------------------------------------------------------------
                                                                      1,411,412
--------------------------------------------------------------------------------
   MISCELLANEOUS -- 10.4%
      28,500    Dow Jones CDX HY              8.75%   12/29/10           29,355
   3,750,000    Dow Jones CDX
                HY, 144A                      8.38%   12/29/11        3,754,687
--------------------------------------------------------------------------------
                                                                      3,784,042
--------------------------------------------------------------------------------
   OFFICE EQUIPMENT -- 1.5%
     524,000    Ikon Office Solutions         7.75%   9/15/15           538,410
--------------------------------------------------------------------------------
   OIL & GAS -- 9.9%
     206,000    Atlas Pipeline
                Partners                      8.13%   12/15/15          209,605
     500,000    Basic Energy
                Services, 144A                7.13%   4/15/16           482,500
     250,000    Bluewater
                Finance Ltd.                 10.25%   2/15/12           253,125
     500,000    Chesapeake
                Energy Corp.                  6.88%   1/15/16           488,749
     149,000    Chesapeake
                Energy Corp.                  6.50%   8/15/17           139,688
     114,000    Copano Energy LLC             8.13%   3/1/16            115,425
     161,000    Glencore Funding
                LLC, 144A                     6.00%   4/15/14           154,743
     100,000    Holly Energy
                Partners LP                   6.25%   3/1/15             92,625
     381,000    Paramount
                Resources, Ltd.               8.50%   1/31/13           381,953
     250,000    Petrobras
                International
                Finance                       7.75%   9/15/14           276,625
     506,000    Transcont Gas
                Pipe Corp., 144A              6.40%   4/15/16           500,307
     500,000    United Refining Co.          10.50%   8/15/12           524,999
--------------------------------------------------------------------------------
                                                                      3,620,344
--------------------------------------------------------------------------------
   OIL & GAS - REFINING & MARKETING -- 1.8%
     600,000    Enterprise
                Products Oper.                8.38%   8/1/66            631,550
--------------------------------------------------------------------------------
   PAPER & PACKAGING -- 0.8%
     100,000    Alltrista Corp.               9.75%   5/1/12            105,500
     180,000    Owens-Brockway
                Glass Containers              6.75%   12/1/14           171,000
--------------------------------------------------------------------------------
                                                                        276,500
--------------------------------------------------------------------------------
   PHARMACEUTICALS -- 1.3%
     477,000    Mylan
                Laboratories, Inc.            6.38    8/15/15           462,094
--------------------------------------------------------------------------------
   PUBLISHING -- 3.1%
     143,000    Dex Media, Inc.               0.00%   11/15/13          120,478
     430,000    Dex Media, Inc.               0.00%   11/15/13          362,275
     122,000    Dex Media, Inc.               8.00%   11/15/13          121,085
     500,000    Houghton Mifflin              8.25%   2/1/11            513,750
--------------------------------------------------------------------------------
                                                                      1,117,588
--------------------------------------------------------------------------------
   REAL ESTATE -- 0.5%
     158,000    Ventas Realty LP              7.13%   6/1/15            162,543
--------------------------------------------------------------------------------
   RETAIL -- 1.4%
     503,000    Asbury Automotive
                Group                         8.00%   3/15/14           496,713
--------------------------------------------------------------------------------
   SEMICONDUCTORS -- 1.3%
     483,000    Sensata
                Technologies, 144A            8.00%   5/1/14            469,718
--------------------------------------------------------------------------------
   TELECOMMUNICATIONS -- 8.4%
     500,000    Broadwing                     7.25%   6/15/23           480,000
     422,000    Citizens
                Communications                6.25%   1/15/13           410,395
     475,000    GCI, Inc.                     7.25%   2/15/14           458,375
     414,000    Panamsat Corp.                9.00%   8/15/14           427,455
     500,000    Qwest Corp.                   7.88%   9/1/11            524,999
     400,000    Rogers Wireless, Inc.         7.25%   12/15/12          418,500
     343,000    Rogers Wireless, Inc.         6.38%   3/1/14            341,714
--------------------------------------------------------------------------------
                                                                      3,061,438
--------------------------------------------------------------------------------
   TRANSPORTATION -- 3.2%
     530,000    CHC Helicopter
                Corp.                         7.38%   5/1/14            499,525
     350,000    Overseas
                Shipping Group                8.75%   12/1/13           374,500
     250,000    Stena AB                      9.63%   12/1/12           268,750
--------------------------------------------------------------------------------
                                                                      1,142,775
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                            $   35,028,228
--------------------------------------------------------------------------------

See Notes to Schedules of Investments.

--------------------------
TOUCHSTONE HIGH YIELD FUND
--------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

   Shares                                                             Value

INVESTMENT FUNDS -- 11.8%
   4,266,822    Touchstone Institutional
                Money Market Fund ^ **                           $    4,266,822
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 108.9%
(COST $39,539,262)                                               $   39,295,050
LIABILITIES IN EXCESS OF OTHER ASSETS -- (8.9%)                      (3,205,718)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   36,089,332
--------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2006, was $500,945.

** As of September 30, 2006, $526,579 represents collateral for securities loaned.

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities were valued at $6,788,889 or 18.81% of net assets.

(a) Security valued at fair value - see Note 1 to the financial statements. At September 30, 2006, fair valued securities totaled $3,989 and represented 0.01% of net assets.

See Notes to Schedules of Investments.

                                                  ------------------------------
                                                  TOUCHSTONE MID CAP GROWTH FUND
                                                  ------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2006 (Unaudited)

   Shares                                                             Value

COMMON STOCKS -- 99.6%
   AEROSPACE & DEFENSE -- 0.0%
          65    Alliant Techsystems*                             $        5,269
--------------------------------------------------------------------------------
   AGRICULTURAL CHEMICALS -- 1.9%
      13,000    Monsanto Company                                        611,130
--------------------------------------------------------------------------------
   APPAREL -- 0.0%
         215    Jones Apparel Group                                       6,975
--------------------------------------------------------------------------------
   BIOTECHNOLOGY -- 2.0%
      10,200    Invitrogen Corp.*                                       646,782
--------------------------------------------------------------------------------
   COMMUNICATIONS EQUIPMENT -- 1.1%
      16,500    Comverse Technology, Inc.*                              353,760
--------------------------------------------------------------------------------
   COMPUTER SOFTWARE & PROCESSING -- 2.5%
         280    Activision, Inc.*                                         4,228
      23,600    Business Objects S.A. ADR* +                            804,524
--------------------------------------------------------------------------------
                                                                        808,752
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY -- 0.0%
          60    Molson Coors Brewing Co. - Class B                        4,134
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY -
   AUTOMOTIVE RETAIL -- 1.8%
      17,600    O'Reilly Automotive, Inc.*                              584,496
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY -
   HOME FURNISHING RETAIL -- 1.2%
      12,700    Williams-Sonoma                                         411,353
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY -
   HOUSEHOLD APPLIANCES -- 0.0%
         120    Stanley Works (The)                                       5,982
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY -
   SPECIALTY STORES -- 3.1%
      16,200    Dick's Sporting Goods, Inc.* +                          737,424
       8,600    Tiffany & Co.+                                          285,520
--------------------------------------------------------------------------------
                                                                      1,022,944
--------------------------------------------------------------------------------
   ELECTRICAL COMPONENTS -- 2.6%
      19,700    AMETEK, Inc.                                            857,935
--------------------------------------------------------------------------------
   ELECTRONIC EQUIPMENT -- 0.9%
       4,600    Mettler-Toledo International, Inc.*                     304,290
--------------------------------------------------------------------------------
   ELECTRONICS -- 0.1%
         635    LSI Logic*                                                5,220
         130    Tektronix                                                 3,761
         539    Vishay Intertechnology*                                   7,567
--------------------------------------------------------------------------------
                                                                         16,548
--------------------------------------------------------------------------------
   EMPLOYMENT SERVICES -- 1.7%
      15,400    Monster Worldwide, Inc.*                                557,326
--------------------------------------------------------------------------------
   ENERGY - COAL AND CONSUMER FUELS -- 1.4%
      14,900    CONSOL Energy, Inc.                                     472,777
--------------------------------------------------------------------------------
   ENERGY - OIL AND GAS -- 6.9%
      18,100    BJ Services                                             545,353
          60    Cameron International Corp.*                              2,899
      17,700    Chesapeake Energy+                                      512,946
      12,400    Hess Corp.+                                             513,608
          65    Murphy Oil Corp.                                          3,091
      17,400    Smith International, Inc.                               675,120
          65    Weatherford International, Ltd.*                          2,712
--------------------------------------------------------------------------------
                                                                      2,255,729
--------------------------------------------------------------------------------
   FINANCIAL - BANKING -- 4.1%
      19,495    Commerce Bancorp, Inc.+                                 715,660
         135    Marshall & Ilsley Corp.                                   6,504
          75    New York Community Bancorp, Inc.+                         1,229
         150    People's Bank                                             5,942
         115    SVB Financial Group*                                      5,134
       7,800    Zions Bancorporation                                    622,518
--------------------------------------------------------------------------------
                                                                      1,356,987
--------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 3.6%
         205    Federated Investors, Inc. - Class B                       6,931
      11,300    Investors Financial Services+                           486,804
      14,600    T. Rowe Price Group, Inc.                               698,610
--------------------------------------------------------------------------------
                                                                      1,192,345
--------------------------------------------------------------------------------
   HEALTH CARE -- 0.0%
         125    Varian*                                                   5,734
--------------------------------------------------------------------------------
   HEALTH CARE - BIOTECHNOLOGY -- 4.4%
      33,800    Celgene*                                              1,463,540
--------------------------------------------------------------------------------
   HEALTH CARE - LIFE SCIENCE TOOLS -- 5.2%
      12,600    Fisher Scientific International, Inc.*                  985,824
      18,585    Thermo Electron*                                        730,948
--------------------------------------------------------------------------------
                                                                      1,716,772
--------------------------------------------------------------------------------
   HEALTH CARE - MANAGED CARE AND SERVICES -- 5.2%
      11,750    Coventry Health Care, Inc.*                             605,360
      25,700    Omnicare, Inc.+                                       1,107,413
--------------------------------------------------------------------------------
                                                                      1,712,773
--------------------------------------------------------------------------------
   HEALTH CARE - PHARMACEUTICALS -- 6.2%
      67,500    Elan Corp. plc*+                                      1,038,150
         170    Hospira, Inc.*                                            6,506
      19,800    Shire Pharmaceuticals Group plc                         977,922
         255    Valeant Pharmaceuticals International                     5,044
--------------------------------------------------------------------------------
                                                                      2,027,622
--------------------------------------------------------------------------------
   HEALTH CARE EQUIPMENT -- 1.6%
         135    Bausch & Lomb, Inc.+                                      6,768
      20,400    Cytyc Corp.*                                            499,392
          95    Hillenbrand Industries, Inc.                              5,413
--------------------------------------------------------------------------------
                                                                        511,573
--------------------------------------------------------------------------------
   HEALTH CARE FACILITY -- 3.6%
      14,600    Community Health Systems*                               545,310
       1,005    HEALTHSOUTH Corp.*+                                       4,975
      12,300    Manor Care                                              643,044
         115    Triad Hospitals, Inc.*                                    5,063
--------------------------------------------------------------------------------
                                                                      1,198,392
--------------------------------------------------------------------------------
   HEAVY MACHINERY -- 0.0%
         115    Dover                                                     5,456
         215    Pentair, Inc.                                             5,630
--------------------------------------------------------------------------------
                                                                         11,086
--------------------------------------------------------------------------------
   HOME FURNISHINGS -- 0.0%
         150    Leggett & Platt                                           3,755
--------------------------------------------------------------------------------
   HOTELS/MOTELS & RESORTS -- 1.3%
       9,600    Gaylord Entertainment Co.*                              420,960
--------------------------------------------------------------------------------
   INDUSTRIAL MACHINERY -- 3.0%
      12,600    IDEX Corp.                                              542,430
       9,000    ITT Industries, Inc.                                    461,430
--------------------------------------------------------------------------------
                                                                      1,003,860
--------------------------------------------------------------------------------

See Notes to Schedules of Investments.

------------------------------
TOUCHSTONE MID CAP GROWTH FUND
------------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

   Shares                                                             Value

COMMON STOCKS -- 99.6% - CONTINUED
   INDUSTRIALS -- 0.0%
          70    Teleflex, Inc.                                   $        3,895
--------------------------------------------------------------------------------
   INDUSTRIALS - AEROSPACE/DEFENSE -- 0.8%
       5,900    DRS Technologies, Inc.                                  257,653
--------------------------------------------------------------------------------
   INDUSTRIALS - BUILDING PRODUCTS -- 1.2%
       9,500    American Standard Companies, Inc.                       398,715
--------------------------------------------------------------------------------
   INDUSTRIALS - TRADE COMPANIES
   AND DISTRIBUTION -- 1.8%
      14,300    MSC Industrial Direct Co. - Class A                     582,582
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY -- 0.1%
         140    Diebold, Inc.                                             6,094
         100    SPX Corp.                                                 5,344
       1,195    Sun Microsystems, Inc.*                                   5,939
--------------------------------------------------------------------------------
                                                                         17,377
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY -
   APPLICATION SOFTWARE -- 4.5%
      15,400    Amdocs, Ltd.*                                           609,840
      23,700    Cognos, Inc.*                                           865,050
         285    McAfee, Inc.*                                             6,971
--------------------------------------------------------------------------------
                                                                      1,481,861
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY -
   COMMUNICATIONS EQUIPMENT -- 2.3%
      30,700    Polycom, Inc.*                                          753,071
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - CONSULTING -- 1.1%
       9,200    Satyam Computer Services Ltd. - ADR+                    355,948
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY -
   DATA PROCESSING SERVICES -- 3.7%
      12,400    Alliance Data Systems Corp.*                            684,356
      13,300    CheckFree Corp.*                                        549,556
--------------------------------------------------------------------------------
                                                                      1,233,912
--------------------------------------------------------------------------------
   INSURANCE -- 0.1%
         220    Arthur J. Gallagher & Company+                            5,867
         115    Assurant, Inc.                                            6,142
         217    Old Republic International Corp.                          4,807
         170    Willis Group Holdings, Ltd.                               6,460
--------------------------------------------------------------------------------
                                                                         23,276
--------------------------------------------------------------------------------
   INSURANCE BROKERS -- 1.5%
      20,700    E*Trade Group, Inc.*                                    495,144
--------------------------------------------------------------------------------
   MARINE -- 1.0%
      10,600    Kirby Corp.*                                            332,098
--------------------------------------------------------------------------------
   MATERIALS -- 0.0%
          85    Cytec Industries, Inc.                                    4,725
         165    International Flavors & Fragrances, Inc.                  6,524
--------------------------------------------------------------------------------
                                                                         11,249
--------------------------------------------------------------------------------
   MEDIA - BROADCASTING & PUBLISHING -- 0.0%
         115    Dow Jones & Company, Inc.+                                3,857
--------------------------------------------------------------------------------
   MEDICAL SUPPLIES -- 0.0%
          70    Beckman Coulter, Inc.                                     4,029
          85    Edwards Lifesciences Corp.*                               3,960
--------------------------------------------------------------------------------
                                                                          7,989
--------------------------------------------------------------------------------
   RAILROADS -- 1.8%
      11,700    Canadian Pacific Railway, Ltd.+                         581,958
--------------------------------------------------------------------------------
   RESTAURANTS -- 1.5%
         255    Cheesecake Factory (The)*                                 6,933
       8,300    Panera Bread Company*+                                  483,475
--------------------------------------------------------------------------------
                                                                        490,408
--------------------------------------------------------------------------------
   RETAILERS -- 2.7%
         194    Federated Department Stores, Inc.                         8,383
      18,400    GameStop Corp.*+                                        851,552
         395    Gap, Inc. (The)                                           7,485
         185    Regis Corp.                                               6,632
--------------------------------------------------------------------------------
                                                                        874,052
--------------------------------------------------------------------------------
   SEMICONDUCTORS -- 2.4%
      26,500    NVIDIA Corp.*                                           784,135
         565    Teradyne*                                                 7,435
--------------------------------------------------------------------------------
                                                                        791,570
--------------------------------------------------------------------------------
   TECHNOLOGY - SEMI-CONDUCTORS -- 7.7%
         285    Analog Devices, Inc.                                      8,376
     122,400    Atmel Corp.*                                            739,297
         230    Cypress Semiconductor Corp.*+                             4,087
      19,500    Integrated Device Technology, Inc.*                     313,170
         135    International Rectifier Corp.*                            4,703
      23,045    Micron Technology, Inc.*                                400,983
         205    National Semiconductor Corp.                              4,824
         278    Novellus Systems, Inc.*                                   7,689
      61,300    Qimonda AG ADR*                                       1,042,101
--------------------------------------------------------------------------------
                                                                      2,525,230
--------------------------------------------------------------------------------
   TELECOMMUNICATIONS -- 0.0%
         415    ADC Telecommunications, Inc.*                             6,225
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                              $   32,779,651
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 1.9%
     637,013    Touchstone Institutional
                Money Market Fund ^ **                           $      637,013
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 101.5%
(COST $26,525,104)                                               $   33,416,664
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.5%)                        (494,595)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   32,922,069
--------------------------------------------------------------------------------

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2006, was $6,798,649.

** As of September 30, 2006, $7,001,512 represents collateral for securities loaned.

ADR - American Depository Receipt.

See Notes to Schedules of Investments.

                                                    ----------------------------
                                                    TOUCHSTONE MODERATE ETF FUND
                                                    ----------------------------

SCHEDULE OF INVESTMENTS
                                                  September 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

   Shares                                                             Value

EXCHANGE TRADED FUNDS -- 98.4%
      97,950    iShares Lehman Aggregate Bond Fund               $    9,805,774
      32,450    iShares MSCI EAFE Index Fund                          2,197,514
      11,290    iShares S&P 500 Index Fund                            1,509,473
      57,150    iShares S&P 500/BARRA
                Growth Index Fund                                     3,529,584
      80,340    iShares S&P 500/BARRA
                Value Index Fund                                      5,766,805
       9,180    iShares S&P MidCap 400/BARRA
                Growth Index Fund                                       691,438
       9,460    iShares S&P MidCap 400/BARRA
                Value Index Fund                                        699,189
       1,920    iShares S&P SmallCap 600/BARRA
                Growth Index Fund                                       229,440
       6,790    iShares S&P SmallCap 600/BARRA
                Value Index Fund                                        474,146
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                      $   24,903,363
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 1.8%
     456,206    Touchstone Institutional
                Money Market Fund ^                              $      456,206
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.2%
(COST $24,328,774)                                               $   25,359,569
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%)                         (39,128)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   25,320,441
--------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.


See Notes to Schedules of Investments.

----------------------------
TOUCHSTONE MONEY MARKET FUND
----------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2006 (Unaudited)

   Principal                               Interest  Maturity
    Amount                                   Rate      Date           Value

COMMERCIAL PAPER -- 0.9%
$    771,000    BNP Paribas
                Finance, Inc.                 0.00%   10/2/06    $      770,885
--------------------------------------------------------------------------------
CORPORATE BONDS -- 28.9%
     190,000    Norwest Corp.                 6.75%   10/1/06           190,000
   1,560,000    First Union Corp.             7.13%   10/15/06        1,561,336
     250,000    First Chicago
                NBD Corp.                     7.00%   10/16/06          250,211
     100,000    Bayerische
                Landesbank                    2.60%   10/16/06           99,907
     850,000    Alabama Power
                Co. FRN                       5.76%   10/23/06          851,274
     258,000    Wachovia Corp.                4.95%   11/1/06           257,850
     295,000    General Electric
                Capital Corp.                 6.50%   11/1/06           295,395
   2,500,000    Toyota Motor
                Credit Corp.                  3.50%   11/6/06         2,495,275
     250,000    General Electric
                Capital Corp.                 3.13%   11/9/06           249,621
     425,000    Alabama
                Power Co.                     2.80%   12/1/06           423,593
     125,000    JP Morgan
                Chase & Co.                   3.13%   12/11/06          124,417
     500,000    Deutsche
                Bank Financial                6.70%   12/13/06          501,275
     740,000    McDonald's Corp.              4.24%   12/13/06          738,259
     250,000    HSBC Finance Corp.            5.50%   12/15/06          249,956
     500,000    Regions Bank                  2.90%   12/15/06          497,170
     309,000    Toyota Motor
                Credit Corp.                  5.65%   1/15/07           309,223
     704,000    Merrill Lynch & Co.           7.00%   1/15/07           706,936
     315,000    Bear Stearns
                Co., Inc.                     5.70%   1/15/07           315,517
     297,000    General Electric
                Capital Corp.                 2.80%   1/15/07           295,210
     726,000    MBNA Corp.                    6.25%   1/17/07           727,304
   1,000,000    Fifth Third Bank              2.70%   1/30/07           991,710
     500,000    HSBC Finance
                Corp.                         5.75%   1/30/07           501,560
     853,000    Bank of America
                Corp.                         5.25%   2/1/07            853,676
     175,000    General Electric
                Capital Corp.                 2.40%   2/15/07           173,241
   2,650,000    National Rural
                Utilities                     6.50%   3/1/07          2,659,095
     178,000    Morgan Stanley
                Group                         6.875%  3/1/07            178,930
     635,000    HSBC Finance
                Corp.                         6.875%  3/1/07            638,383
     110,000    Household
                Finance Corp.                 7.875%  3/1/07            111,048
     100,000    HSBC Finance
                Corp.                         4.90%   3/15/07            99,875
   2,000,000    HSBC Finance
                Corp.                         5.00%   3/15/07         1,999,102
     583,000    Morgan Stanley                5.80%   4/1/07            583,572
     500,000    SLM Corp.                     5.63%   4/10/07           500,007
     210,000    Merrill Lynch & Co.           3.00%   4/30/07           206,739
   1,035,000    Bank One Corp.                7.60%   5/1/07          1,047,576
     190,000    FPL Group Capital             6.13%   5/15/07           190,525
     570,000    General Electric
                Capital Corp.                 8.75%   5/21/07           581,427
     200,000    JPMorgan
                Chase & Co.                   4.875%  6/1/07            202,343
     200,000    Caterpillar Financial
                Services Corp.                4.88%   6/15/07           198,856
     152,000    General Electric
                Capital Corp.                 5.00%   6/15/07           151,465
   1,904,000    ABN AMRO Bank                 7.13%   6/18/07         1,925,428
     123,000    Georgia Power Co.             4.875%  7/15/07           122,182
     500,000    National City Bank            4.875%  7/20/07           497,698
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                            $   25,554,167
--------------------------------------------------------------------------------
TAXABLE MUNICIPAL BONDS -- 2.9%
     330,000    Santa Rosa CA
                Redev Agy
                COPS Ser B                    4.79%   10/1/06           330,000
     100,000    CA Statewide
                CDA Rev                       4.00%   11/15/06           99,878
     300,000    New York NY
                GO Ser L                      4.00%   12/1/06           299,255
     300,000    New York St Rev
                Environmental
                Facilities                    4.76%   12/15/06          299,554
     500,000    San Diego CA
                (Jack Murphy Stad)            6.95%   2/1/07            502,116
   1,000,000    Camden Co NJ
                Impt Auth Rev                 5.74%   8/1/07          1,000,001
--------------------------------------------------------------------------------
TOTAL TAXABLE MUNICIPAL BONDS                                    $    2,530,804
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- 65.2%
     400,000    Clayton Co GA
                MFH (Forest Club
                Project) Ser B                5.30%   10/1/06           400,000
     335,000    Volusia Co FL HFA
                MFH (Sunrise Pointe)          5.42%   10/4/06           335,000
   3,009,000    Haas Door Co
                & Nofziger
                Doors Intl Inc                5.38%   10/4/06         3,009,000
     310,000    Schenectady NY
                IDA Rev (JMR
                Dev Co Project)               5.43%   10/4/06           310,000
     250,000    Chattanooga TN
                Hlth Ed MFH
                (Windridge)                   5.42%   10/4/06           250,000
     235,000    Florida HFC MFH
                (Arlington)                   5.42%   10/4/06           235,000
      55,000    St Johns Co FL
                HFA (Ponce
                Harbor Apts)                  5.42%   10/4/06            55,000
   1,500,000    Mass St Hlth &
                Ed Facs Auth Rev
                (Northeast Hosp)              5.31%   10/4/06         1,500,000
     445,000    Greenville SC
                Mem Aud
                (Bi-Lo Ctr)                   5.42%   10/4/06           445,000
   1,615,000    Corp Finance
                Managers                      5.37%   10/5/06         1,615,000

See Notes to Schedules of Investments.

                                                    ----------------------------
                                                    TOUCHSTONE MONEY MARKET FUND
                                                    ----------------------------

   Principal                               Interest  Maturity
    Amount                                   Rate      Date           Value

VARIABLE RATE DEMAND NOTES* -- 65.2% - CONTINUED
$    700,000    Simi Valley CA
                MFH Rev
                (Parker Ranch)                5.35%   10/5/06    $      700,000
     480,000    Vista Funding
                Ser 01-B                      5.34%   10/5/06           480,000
     600,000    Assk Properties LLC           5.47%   10/5/06           600,000
   1,985,000    Taylor Steel Inc              5.35%   10/5/06         1,985,000
     290,000    CA Statewide
                Com Dev MFH
                (Sunrise Fresno)              5.40%   10/5/06           290,000
     625,000    Rev Bd Ctf Ser
                2004-15
                (Centennial)                  5.57%   10/5/06           625,000
   1,000,000    Rev Bd Ctf Ser
                2004-12
                (Timber Lake)                 5.57%   10/5/06         1,000,000
   2,000,000    Cl B Rev Bd
                Ctfs Ser 2004-2               5.57%   10/5/06         2,000,000
     815,000    VP Pack LLC                   5.47%   10/5/06           815,000
   1,685,000    Findlay
                Medical - Dental              5.38%   10/5/06         1,685,000
   1,000,000    American Natl
                Fish & Wildlife
                Museum                        5.42%   10/5/06         1,000,000
   1,105,000    Mountain State
                Univ Inc WV Rev               5.47%   10/5/06         1,105,000
      20,000    New Jersey
                EDA (Mercer Co)
                Ser D-2                       5.47%   10/5/06            20,000
   2,450,000    Long Beach CA
                Rev (Towne
                Ctr Site)                     5.37%   10/5/06         2,450,000
     720,000    Bee-Holdings Inc              5.43%   10/5/06           720,000
   1,000,000    Mill St Village LLC           5.52%   10/5/06         1,000,000
     525,000    Grant St Housing
                Partners                      5.47%   10/5/06           525,000
   1,260,882    Rev Bd Ctf Ser
                2004-06
                (Hunters Glen)                5.57%   10/5/06         1,260,882
   2,370,000    Rev Bd Ctf Ser
                2006-05
                (Wildwood)                    5.57%   10/5/06         2,370,000
   2,460,000    Springfield MO
                Redev Auth Rev
                (Univ Plaza Hotel)            5.52%   10/5/06         2,460,000
     195,000    Suffolk Co NY
                IDA (Hampton
                Day School)                   5.45%   10/5/06           195,000
     445,000    Aurora IL IDA
                Rev Ser B                     5.48%   10/5/06           445,000
   3,747,000    Avalon
                Foodservice, Inc.             5.38%   10/5/06         3,747,000
   1,025,000    Keltec Inc                    5.43%   10/5/06         1,025,000
   1,800,000    Mountain
                Agency Inc                    5.47%   10/5/06         1,800,000
     300,000    Powell Healthcare             5.42%   10/5/06           300,000
     540,000    Lake Oswego
                OR Redev Agy Tax
                Increment Rev Ser B           5.37%   10/5/06           540,000
   4,000,000    Paragon Films                 5.37%   10/5/06         4,000,001
     995,000    Aurora Kane
                & Du Page Co
                IL IDR (A&B Hldgs)            5.48%   10/5/06           995,000
     900,000    P&P Investment
                Co Inc                        5.43%   10/5/06           900,000
     360,000    Miklin
                Enterprises Inc               5.47%   10/5/06           360,000
     250,000    Florida HFC MFH
                (Avalon Reserve)              5.42%   10/5/06           250,000
     355,000    CWB
                Investments LLC               5.47%   10/5/06           355,000
     347,000    Fitch Denney
                Funeral Home Inc              5.47%   10/5/06           347,000
   3,000,000    Heart Center LLC              5.35%   10/5/06         3,000,000
     240,000    American
                Watchmakers                   5.52%   10/5/06           240,000
   1,685,000    Wai Enterprises
                LLC Ser 2004                  5.34%   10/5/06         1,685,000
     655,000    Wilmington
                Iron & Metal                  5.39%   10/5/06           655,000
     560,000    IL Fin Auth
                (Sunshine
                Thru Golf)                    5.44%   10/5/06           560,000
     885,000    Agra Enterprises              5.38%   10/5/06           885,000
   1,000,000    MI St Strat
                Fd Rev Ser B
                (Mot LLC)                     5.36%   10/5/06         1,000,000
     145,000    LA Local Govt
                Environment
                CDA (Northwestern
                St Univ)                      5.42%   10/5/06           145,000
     505,000    Westmoreland
                Co PA IDA
                (Greensburg
                Thermal) Ser B                5.36%   10/5/06           505,000
     540,000    Diaz-Upton LLC                5.43%   10/6/06           540,000
   1,040,000    Community
                Christian
                School Inc                    5.43%   10/6/06         1,040,000
   1,000,000    Green Valley
                Baptist Church
                (Birmingham AL)               5.43%   10/6/06         1,000,000
--------------------------------------------------------------------------------
TOTAL VARIABLE RATE DEMAND NOTES*                                $   57,758,883
--------------------------------------------------------------------------------

See Notes to Schedules of Investments.

----------------------------
TOUCHSTONE MONEY MARKET FUND
----------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS CONTINUED

   Principal                               Interest  Maturity
    Amount                                   Rate      Date           Value

BANK CERTIFICATE OF DEPOSIT/TIME DEPOSIT -- 1.1%
$  1,000,000    Royal Bank
                of Canada                     5.49%   10/2/07    $    1,000,000
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.7%
     645,000    Federal Farm
                Credit Bank                   3.90%   6/21/07    $      637,938
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.7%
(COST $88,253,766)                                               $   88,253,766
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%                           297,174
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   88,549,851
--------------------------------------------------------------------------------

* Maturity date represents the next reset date.
CDA - Community Development Authority
COPS - Certificates of Participation
EDA - Economic Development Authority
FRN - Floating Rate Note
GO - General Obligation
HFA - Housing Finance Authority
HFC - Housing Finance Corporation
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
MFH - Multi-Family Housing

See Notes to Schedules of Investments.

                                              ----------------------------------
                                              TOUCHSTONE THIRD AVENUE VALUE FUND
                                              ----------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2006 (Unaudited)

   Shares                                                             Value

COMMON STOCKS -- 73.1%
   AUTOMOTIVE -- 2.5%
      70,900    American Axle &
                Manufacturing Holdings, Inc.                     $    1,183,321
     100,400    Superior Industries International, Inc. +             1,685,716
--------------------------------------------------------------------------------
                                                                      2,869,037
--------------------------------------------------------------------------------
   BANKING -- 2.2%
      79,700    Brookline Bancorp, Inc.                               1,095,875
     100,010    NewAlliance Bancshares, Inc.                          1,465,147
--------------------------------------------------------------------------------
                                                                      2,561,022
--------------------------------------------------------------------------------
   BLDG CONSTRUCTION - GEN CONT. & OP -- 0.8%
      20,710    MDC Holdings, Inc. +                                    961,980
--------------------------------------------------------------------------------
   CONSUMER PRODUCTS -- 2.9%
      80,541    Handleman Co.                                           611,306
      66,900    JAKKS Pacific, Inc.*                                  1,192,827
     126,800    LeapFrog Enterprises, Inc.* +                         1,005,524
      32,000    Russ Berrie and Company, Inc.*                          487,680
--------------------------------------------------------------------------------
                                                                      3,297,337
--------------------------------------------------------------------------------
   ELECTRONICS -- 9.3%
      82,800    American Power Conversion Corp.                       1,818,288
     169,000    AVX Corp. +                                           2,989,610
      24,600    Bel Fuse, Inc. - Class B                                789,414
      62,600    Electronics For Imaging, Inc.*                        1,432,288
      75,000    Intel                                                 1,542,750
      25,600    Lexmark International, Inc. - Class A*                1,476,096
      30,700    Synopsys, Inc.*                                         605,404
--------------------------------------------------------------------------------
                                                                     10,653,850
--------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 9.7%
      15,000    Ambac Financial Group, Inc.                           1,241,250
      13,800    CIT Group, Inc.                                         671,094
      28,250    Legg Mason, Inc.                                      2,849,295
      37,100    MBIA, Inc.                                            2,279,424
      79,258    Mellon Financial Corp.                                3,098,987
      48,725    Westwood Holdings Group, Inc.                           976,449
--------------------------------------------------------------------------------
                                                                     11,116,499
--------------------------------------------------------------------------------
   HEALTH CARE PRODUCTS & SERVICES -- 3.3%
      60,800    Cross Country Healthcare, Inc.*                       1,033,600
       9,700    PAREXEL International Corp.*                            320,973
      88,000    Pfizer, Inc.                                          2,495,680
--------------------------------------------------------------------------------
                                                                      3,850,253
--------------------------------------------------------------------------------
   INDUSTRIAL -- 5.5%
      51,300    Alamo Group, Inc.                                     1,166,562
      25,600    Bandag, Inc. +                                        1,050,624
      63,800    POSCO - ADR +                                         4,142,534
--------------------------------------------------------------------------------
                                                                      6,359,720
--------------------------------------------------------------------------------
   INSURANCE -- 5.6%
      39,410    Millea Holdings, Inc. - ADR                           3,582,369
      61,800    Phoenix Companies, Inc. (The)                           865,200
      33,000    Radian Group, Inc.                                    1,980,000
--------------------------------------------------------------------------------
                                                                      6,427,569
--------------------------------------------------------------------------------
   INVESTMENT COMPANIES -- 1.0%
       9,500    Capital Southwest Corp.                               1,131,925
--------------------------------------------------------------------------------
   MEDIA -- 1.4%
      21,875    Liberty Media Holding Corp. - Class A*                  445,813
       4,375    Liberty Media Holding Corp.*                            365,619
      24,095    Tribune Co.                                             788,388
--------------------------------------------------------------------------------
                                                                      1,599,820
--------------------------------------------------------------------------------
   OIL & GAS -- 7.2%
      16,940    Cimarex Energy Company                                  596,119
      29,000    Maverick Tube Corp.*                                  1,880,070
      37,800    Pogo Producing Company                                1,547,910
      23,800    St. Mary Land & Exploration Company*                    873,698
      35,000    Tidewater, Inc.                                       1,546,650
      46,200    Whiting Petroleum Corp.*                              1,852,620
--------------------------------------------------------------------------------
                                                                      8,297,067
--------------------------------------------------------------------------------
   REAL ESTATE -- 15.4%
      87,825    Brookfield Asset
                Management, Inc. - Class A                            3,894,160
      84,000    Forest City Enterprises, Inc. - Class A               4,561,199
     103,950    Origen Financial, Inc.                                  589,397
      40,420    ProLogis                                              2,306,365
      21,700    Skyline Corp.                                           829,157
      41,600    St. Joe Company (The) +                               2,282,592
      91,400    Trammell Crow Co.*                                    3,337,014
--------------------------------------------------------------------------------
                                                                     17,799,884
--------------------------------------------------------------------------------
   SEMI-CONDUCTOR EQUIPMENT -- 1.8%
      30,000    Applied Materials, Inc.                                 531,900
      76,000    Electro Scientific Industries, Inc.*                  1,565,600
--------------------------------------------------------------------------------
                                                                      2,097,500
--------------------------------------------------------------------------------
   SOFTWARE -- 0.7%
      31,100    Sybase, Inc.*                                           753,864
--------------------------------------------------------------------------------
   TELECOMMUNICATION EQUIPMENT -- 3.8%
      80,300    Comverse Technology, Inc.*                            1,721,632
     214,650    Sycamore Networks, Inc.*                                811,377
     168,000    Tellabs, Inc.*                                        1,841,280
--------------------------------------------------------------------------------
                                                                      4,374,289
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                              $   84,151,616
--------------------------------------------------------------------------------
FOREIGN STOCKS -- 19.8%
   AUTOMOTIVE -- 4.1%
     110,000    Toyota Industries Corp.                               4,665,397
--------------------------------------------------------------------------------
   FORESTRY -- 1.1%
     100,000    TimberWest Forest Corp. +                             1,273,000
--------------------------------------------------------------------------------
   INDUSTRIAL -- 1.0%
      44,300    Agrium, Inc.                                          1,195,657
--------------------------------------------------------------------------------
   INSURANCE -- 1.8%
      20,000    Arch Capital Group Ltd.*                              1,269,800
     136,666    British Insurance Holdings plc                          772,048
--------------------------------------------------------------------------------
                                                                      2,041,848
--------------------------------------------------------------------------------
   INVESTMENT COMPANIES -- 5.6%
     320,000    Hutchison Whampoa, Ltd.                               2,825,933
     172,500    Investor AB - Class A                                 3,577,960
--------------------------------------------------------------------------------
                                                                      6,403,893
--------------------------------------------------------------------------------
   OIL & GAS -- 5.6%
      44,520    Canadian Natural Resources, Ltd.                      2,029,222
      70,400    EnCana Corp.                                          3,286,976
      20,000    Nabors Industries, Ltd.*                                595,000
      44,100    Willbros Group, Inc.* +                                 688,842
--------------------------------------------------------------------------------
                                                                      6,600,040
--------------------------------------------------------------------------------
   PHARMACEUTICALS -- 0.6%
      23,000    Daiichi Sankyo Company, Ltd.                            652,275
--------------------------------------------------------------------------------
TOTAL FOREIGN STOCKS                                             $   22,832,110
--------------------------------------------------------------------------------

See Notes to Schedules of Investments.

----------------------------------
TOUCHSTONE THIRD AVENUE VALUE FUND
----------------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

INVESTMENT FUNDS -- 16.7%
  19,196,681    Touchstone Institutional
                Money Market Fund ^ **                           $   19,196,681
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 109.6%
(COST $90,005,817)                                               $  126,180,407
LIABILITIES IN EXCESS OF OTHER ASSETS -- (9.6%)                     (11,012,972)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $  115,167,435
--------------------------------------------------------------------------------

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2006, was $10,743,791.

** As of September 30, 2006, $11,152,681 represents collateral for securities loaned.

ADR - American Depository Receipt.

See Notes to Schedules of Investments.

                                                      --------------------------
                                                      TOUCHSTONE VALUE PLUS FUND
                                                      --------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2006 (Unaudited)

   Shares                                                             Value

COMMON STOCKS -- 89.8%
   BANKING -- 6.1%
      11,472    Bank of America                                  $      614,555
       5,583    U.S. Bancorp                                            185,467
       9,420    Wells Fargo                                             340,816
--------------------------------------------------------------------------------
                                                                      1,140,838
--------------------------------------------------------------------------------
   BEVERAGES, FOOD & TOBACCO -- 4.2%
      11,228    Cadbury Schweppes PLC ADR                               480,222
       1,254    McDonald's                                               49,056
       2,532    OSI Restaurant Partners, Inc.                            80,290
       6,015    Rare Hospitality International, Inc.*                   183,818
--------------------------------------------------------------------------------
                                                                        793,386
--------------------------------------------------------------------------------
   BUILDING MATERIALS -- 1.2%
       7,888    Masco +                                                 216,289
--------------------------------------------------------------------------------
   COMPUTERS & INFORMATION -- 2.5%
       1,707    Computer Sciences*                                       83,848
       3,774    First Data                                              158,508
       6,020    Hewlett-Packard                                         220,874
--------------------------------------------------------------------------------
                                                                        463,230
--------------------------------------------------------------------------------
   ELECTRIC UTILITIES -- 1.3%
       3,175    Dominion Resources                                      242,856
--------------------------------------------------------------------------------
   ELECTRONICS -- 2.1%
      11,180    Intel                                                   229,972
       9,669    Micron Technology, Inc.*                                168,241
--------------------------------------------------------------------------------
                                                                        398,213
--------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 20.5%
       7,869    CIT Group                                               382,669
      11,131    Citigroup                                               552,877
      14,968    Countrywide Credit Industries                           524,479
       8,857    Federal Home Loan Mortgage Corporation                  587,484
      13,400    J.P. Morgan Chase                                       629,263
       5,153    Lehman Brothers Holdings                                380,601
       5,995    MBIA, Inc.                                              368,333
       5,657    Merrill Lynch & Co., Inc.                               442,491
--------------------------------------------------------------------------------
                                                                      3,868,197
--------------------------------------------------------------------------------
   HEAVY MACHINERY -- 2.7%
       2,779    Caterpiller                                             182,858
       3,954    Deere & Co.                                             331,780
--------------------------------------------------------------------------------
                                                                        514,638
--------------------------------------------------------------------------------
   HOUSEHOLD PRODUCTS -- 0.5%
       1,433    Kimberly-Clark                                           93,661
--------------------------------------------------------------------------------
   INDUSTRIAL - DIVERSIFIED -- 3.8%
      10,072    General Electric                                        355,542
      12,765    Tyco International                                      357,292
--------------------------------------------------------------------------------
                                                                        712,834
--------------------------------------------------------------------------------
   INSURANCE -- 4.0%
       6,364    Allstate                                                399,213
       3,900    Genworth Financial, Inc.                                136,539
       3,347    Lincoln National                                        207,782
--------------------------------------------------------------------------------
                                                                        743,534
--------------------------------------------------------------------------------
   MEDIA - BROADCASTING & PUBLISHING -- 4.0%
       4,882    Clear Channel Communications                            140,846
       8,682    Comcast Corp. - Class A* +                              319,584
      16,181    Time Warner, Inc. +                                     294,980
--------------------------------------------------------------------------------
                                                                        755,410
--------------------------------------------------------------------------------
   MEDICAL SUPPLIES -- 1.5%
       3,451    Biosite Inc.* +                                         159,540
       7,890    Boston Scientific Corp.*                                116,693
--------------------------------------------------------------------------------
                                                                        276,233
--------------------------------------------------------------------------------
   OIL & GAS -- 10.9%
       7,101    ChevronTexaco                                           460,571
       6,652    ConocoPhillips                                          395,994
       9,041    Exxon Mobil                                             606,651
      19,921    Repsol YPF, S.A. ADR                                    594,243
--------------------------------------------------------------------------------
                                                                      2,057,459
--------------------------------------------------------------------------------
   PHARMACEUTICALS -- 10.7%
       3,521    Amgen, Inc.*                                            251,857
       2,388    Cardinal Health, Inc.                                   156,987
       5,065    Novartis AG - ADR                                       295,999
      30,523    Pfizer                                                  865,632
      20,280    Serono S.A. ADR                                         435,817
--------------------------------------------------------------------------------
                                                                      2,006,292
--------------------------------------------------------------------------------
   RETAILERS -- 3.2%
       9,007    Casey's General Stores, Inc.                            200,586
       3,536    CVS Corp.                                               113,576
       7,961    Home Depot, Inc.                                        288,746
--------------------------------------------------------------------------------
                                                                        602,908
--------------------------------------------------------------------------------
   TELEPHONE SYSTEMS -- 6.3%
       2,677    Alltell                                                 148,574
      10,344    AT&T, Inc.                                              336,801
      18,374    Plantronics, Inc. +                                     322,096
      21,397    Sprint                                                  366,958
--------------------------------------------------------------------------------
                                                                      1,174,429
--------------------------------------------------------------------------------
   TRUCKING / SHIPPING -- 4.3%
       1,959    Fedex                                                   212,904
      31,970    Werner Enterprises, Inc. +                              598,159
--------------------------------------------------------------------------------
                                                                        811,063
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                              $   16,871,470
--------------------------------------------------------------------------------
EXCHANGE TRADED FUND -- 9.2%
      22,436    iShares Russell 1000 Value Index Fund            $    1,729,367
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 7.6%
   1,421,957    Touchstone Institutional
                Money Market Fund ^ **                           $    1,421,957
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 106.6%
(COST $17,716,203)                                               $   20,022,794
LIABILITIES IN EXCESS OF OTHER ASSETS -- (6.6%)                      (1,239,631)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   18,783,163
--------------------------------------------------------------------------------

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2006, was $1,248,189.

** As of September 30, 2006, $1,284,940 represents collateral for securities loaned.

ADR - American Depository Receipt.

See Notes to Schedules of Investments.

--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------
September 30, 2006 (Unaudited)

INVESTMENT VALUATION. Securities for which market quotations are readily available are valued at the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Debt securities are valued by a pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in good faith under consistently applied procedures in accordance with procedures established by the Board of Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market. Under the amortized cost valuation method, the discount or premium is amortized on a constant basis to the maturity of the security.

FOREIGN CURRENCY VALUE TRANSLATION. The accounting records of the Funds are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward currency contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

FUTURES CONTRACTS. Certain Funds may enter into futures contracts to protect against adverse movement in the price of securities in the Portfolio or to enhance investment performance. When entering into a futures contract, changes in the market price of the contracts are recognized as unrealized gains or losses by marking each contract to market at the end of each trading day through a variation margin account. When a futures contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of September 30, 2006, there were no futures contracts held in the Funds.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The Funds bear the market risk that arises from any changes in contract values.

                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

PORTFOLIO SECURITIES LOANED. Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's custodian in an amount at least equal to the market value of the loaned securities. As of September 30, 2006, the following Funds loaned securities and received collateral as follows:

                                            Fair Value of          Value of
Fund                                      Securities Loaned  Collateral Received

Touchstone Balanced Fund                      $   465,332         $   479,712
Touchstone Baron Small Cap Fund               $ 5,867,748         $ 6,037,850
Touchstone Eagle Capital Appreciation Fund    $ 1,236,654         $ 1,263,252
Touchstone Enhanced Dividend 30 Fund          $   391,836         $   397,609
Touchstone Growth & Income Fund               $   301,461         $   308,999
Touchstone High Yield Fund                    $   500,945         $   526,579
Touchstone Mid Cap Growth Fund                $ 6,798,649         $ 7,001,512
Touchstone Third Avenue Value Fund            $10,743,791         $11,152,681
Touchstone Value Plus Fund                    $ 1,248,189         $ 1,284,940

All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

The Funds receive compensation in the form of fees, or they retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

WRITTEN OPTIONS. A Fund may enter into written option agreements. The premium received for a written option is recorded as an asset with an equivalent liability. The liability is marked-to-market based on the option's quoted daily settlement price. When an option expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received will reduce the cost of the security that the Fund purchased.

FORWARD FOREIGN CURRENCY AND SPOT CONTRACTS. A Fund may enter into forward foreign currency and spot contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A forward foreign currency contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate.

Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Board of Trustees of the Trust and the change in the market value is recorded by the Funds as unrealized appreciation or depreciation of forward foreign currency contracts. As of September 30, 2006, the following Fund had the following open forward foreign currency contract:

--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Notes to Schedules of Investments continued

                                         Contracts To    In Exchange              Unrealized
Fund Name                    Maturity       Deliver          For        Value    Appreciation
Touchstone
Balanced Fund
Sales                        11/22/06    GBP  117,800      $223,396    $220,537    $ 2,859
---------------------------------------------------------------------------------------------
  GBP -- Great Britain Pound

REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian or another qualified custodian takes possession of the underlying collateral securities. Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost that, together with accrued interest, approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

DOLLAR ROLL TRANSACTIONS. The Touchstone Core Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest or yield as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the buyer of the securities sold by the Fund may be unable to deliver the securities when the Fund seeks to repurchase them. The potential loss is limited, however, to the excess of the market price gain over the cash proceeds from the sale.

SECURITIES TRANSACTIONS. Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

RISKS ASSOCIATED WITH FOREIGN INVESTMENTS. Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

FEDERAL TAX INFORMATION. As of September 30, 2006, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

                                                                                                   Net
                                                                                                Unrealized
                                                 Federal                                       Appreciation
                                                Tax Cost      Appreciation    Depreciation    (Depreciation)
                                                --------      ------------    ------------    --------------
Touchstone Aggressive ETF Fund                $ 16,833,863    $    968,559    $    (86,608)    $    881,951
Touchstone Balanced Fund                      $ 27,489,226    $  2,452,954    $   (435,046)    $  2,017,908
Touchstone Baron Small Cap Fund               $ 25,250,089    $  8,731,898    $   (811,792)    $  7,920,106
Touchstone Conservative ETF Fund              $ 12,935,854    $    387,151    $    (81,198)    $    305,953
Touchstone Core Bond Fund                     $ 39,257,926    $    245,744    $   (341,101)    $    (95,357)
Touchstone Eagle Capital Appreciation Fund    $ 27,145,949    $  3,867,750    $   (455,779)    $  3,411,971
Touchstone Enhanced Dividend 30 Fund          $ 22,633,964    $  2,991,705    $ (1,137,409)    $  1,854,296
Touchstone Enhanced ETF Fund                  $ 44,607,699    $  2,656,922    $   (201,269)    $  2,455,653
Touchstone Growth & Income Fund               $ 25,890,947    $  2,181,628    $   (484,983)    $  1,696,645
Touchstone High Yield Fund                    $ 39,539,262    $    578,608    $   (822,820)    $   (244,212)
Touchstone Mid Cap Growth Fund                $ 26,628,151    $  7,178,465    $   (389,952)    $  6,788,513
Touchstone Moderate ETF Fund                  $ 24,359,143    $  1,162,757    $   (162,331)    $  1,000,426
Touchstone Money Market Fund                  $ 88,253,766    $         --    $         --     $         --
Touchstone Third Avenue Value Fund            $ 90,005,817    $ 38,820,492    $ (2,645,902)    $ 36,174,590
Touchstone Value Plus Fund                    $ 17,812,559    $  2,318,542    $   (108,307)    $  2,210,235

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There was no significant change in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Touchstone Variable Series Trust

By:    /s/ Jill T. McGruder
       ----------------------------
Name:  Jill T. McGruder
Title: President
Date:  November 27, 2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Terrie A. Wiedenheft
       ----------------------------
Name:  Terrie A. Wiedenheft
Title: Treasurer & Controller
Date:  November 27, 2006